MERRILL LYNCH
CORPORATE BOND
FUND, INC.














FUND LOGO













Quarterly Report

December 31, 1996




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper




MERRILL LYNCH CORPORATE BOND FUND, INC.



TO OUR SHAREHOLDERS


The Environment
A relatively benign economic environment created the backdrop for strong US stock and bond markets in 1996. Although expectations of an overheating economy sparked inflationary concerns at mid-year, business activity subsequently subsided back to a more moderate pace. As a result, equity and bond prices rebounded in the latter half of the year. Positive investor sentiment was further reinforced when the Federal Reserve Board kept monetary policy unchanged. The results of the US election were well-received by investors, and further enhanced the already positive investment outlook.

Highlighting the economic results as 1996 drew to a close were reports of a decline in the trade deficit in October and stronger industrial production. Underscoring the moderating growth trend were some signs of softening in the labor market, and initial indications suggested a respectable but unremarkable holiday selling season.

On balance, US economic fundamentals appear to be the most positive they have been for many years. However, as 1997 begins, the dilemma facing investors is how long the economic expansion can continue at a steady, noninflationary pace. At this late stage of the current economic recovery, investor expectations can quickly change from positive to negative with the release of surprising economic results. Therefore, continued reassurance of steady, noninflationary economic growth would be a very positive development for the stock and bond markets in the new year.

Portfolio Strategy

High Income Portfolio
The quarter and year ended December 31, 1996 provided excellent investment results. The total returns of the Portfolio's Class A, Class B, Class C and Class D Shares of +3.46%, +3.27%, +3.25% and +3.27% for the quarter compared favorably with the unmanaged CS First Boston High Yield Index which returned +4.41%. The total returns of the Portfolio's Class A, Class B, Class C and Class D Shares of +12.45%, +11.60%, +11.68% and +12.17% for the year also compared favorably with the Index, which returned +12.42% for the year. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3--7 of this report to shareholders.). While the 10-year Treasury note returned a competitive +3.6% for the quarter, the return for all of 1996 was an anemic +1%. Thus, yield spreads between the two markets collapsed. Research provided by Chase Securities, Inc. showed that the yield spread of BB-rated securities tightened to 2.125% off Treasury issues of similar maturity from almost 3% at year-end 1995; and B-rated issues tightened even more dramatically, narrowing to 3.875% in 1996 from 5.50% at year-end 1995.

The high-yield market benefited from positive fundamentals. These included low defaults, merger and acquisition activity which on balance improved the credit quality of issuers, a buoyant equity market which encouraged new common stock offerings by leveraged companies, and the further recovery of dollar-denominated emerging market debt issued by companies domiciled in Argentina, Brazil and other non-investment grade countries.

While new-issue supply in 1996 was a record $78 billion, the demand from all categories of high-yield buyers was strong. This included "crossover" buyers, who are purchasers that normally buy investment grade bonds but moved into the high-yield market seeking improved performance. The Portfolio's assets grew to $6.2 billion in 1996 from $4.7 billion at the beginning of the year. This is a 32% increase. The Portfolio's cash position was often higher than we would have preferred because of difficulty in finding attractive issues in which to invest the cash flow.

While BB-rated bonds modestly outperformed B-rated bonds during the quarter, B-rated bonds produced a +13.7% return versus +8% for BB-rated bonds for the year. Thus, we believe valuation of the higher quality sector has improved significantly.

The quality composition of the Portfolio has changed since last year. We believe the most noticeable change was a shift to higher-rated BB issues (38% versus 32%) and the corresponding decline in lower-rated B issues (53% versus 59%). Whenever spreads between the two categories narrowed, we tried to seize the opportunity to upgrade the credit quality of the Portfolio. This effort is reflected in the overall credit profile of the Portfolio's ten largest holdings, seven of which are stable BB-rated issues.

As we mentioned, yield spreads between high-yield and Treasury issues narrowed significantly during 1996, continuing a trend which began in 1991. Valuation became rather full for the market as a whole and certain industry segments of the B-rated quality sector appear overvalued. This, of course, reflects the positive fundamentals. However, it leaves the market vulnerable to changed expectations. We anticipate that yield spreads may widen in 1997, at least in the B sector. In addition, we are concerned about the overall direction of interest rates. Further signs of economic strength may result in upward yield pressure. Consequently, we are pursuing a somewhat defensive strategy which is focused on enhancing coupon return and limiting price volatility.

At December 31, 1996, our cash position was 8.6% of assets. The average maturity of the invested portion of the Portfolio was 6 years. Major industries represented in the Portfolio were: broadcasting/cable, 13.4% of net assets; communications, 9.3%; energy, 7.4%; paper, 6.0%; and utilities, 4.9%.

Investment Grade Portfolio &
Intermediate Term Portfolio
On December 5, 1996, Federal Reserve Board Chairman Alan Greenspan commented that there was an "irrational exuberance" in the US financial markets. This comment caused a slight concern with investors because its implication that the levels of both stock and prices were not consistent with the economic data. Within two weeks after his remarks, the US stock market dropped over 200 points and there was a corresponding increase of 20 basis points (0.20%) in the bellwether Treasury long bond. Yet a review of the underlying economic and political conditions that normally influence the behavior of stock and bond prices seems to justify investors' optimism that prevailed in the autumn. For example, the Federal Reserve Board's monetary policy remained unchanged during the December quarter, contrary to widespread expectations during the summer that there may be a tightening. This did not occur because it became apparent that the economy was slowing on its own from the torrid pace of the second quarter when the gross domestic product
(GDP) jumped to 4.7% from the 2.0% pace of the first quarter. In the third quarter, the GDP declined to 2.1% while inflation remained subdued. In addition, the US dollar increased in value, implying less inflation and continued foreign investment in US securities. Stock and bond prices improved by year-end, but without the enthusiasm that had been characterized throughout fall.

We extended the duration of the Portfolios modestly during the December quarter because of the strength of the market. In order to do this, we reduced cash and made several trades which lengthened the maturity of several issues. We remained underweighted in the utility sector and correspondingly, overweighted in industrial and Yankee issues. Looking ahead, we believe that markets always have a way of self-correcting. Although inflation remains at a low level, we believe that the current level of bond prices fully reflects the positive factors which characterized the economy in the last quarter. Without significant additional good news, we believe that the market is in a trading range which justifies a conservative strategy.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Vincent T. Lathbury III)
Vincent T. Lathbury III
Vice President and Portfolio Manager




(Jay C. Harbeck)
Jay C. Harbeck
Vice President and Portfolio Manager



January 31, 1997




As of December 31, 1996, N. John Hewitt retired as Senior Vice
President of the Fund. His colleagues at Merrill Lynch Asset
Management, L.P. join the Fund's Board of Directors in wishing Mr. Hewitt well in his retirement.

PERFORMANCE DATA



About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees for High Income and Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge (front-end load) of 1% and bears no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for High Income and Investment Grade Portfolio. Intermediate Term Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase. In addition, High Income and Investment Grade Portfolio are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Intermediate Term Portfolio is subject to a 0.25% distribution fee and a 0.25% account maintenance fee. All three classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for High Income and Investment Grade Portfolio. Intermediate Term Portfolio is subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for High Income and Investment Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return--High Income Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                       +12.45%        + 7.95%
Five Years Ended 12/31/96                 +12.90         +11.98
Ten Years Ended 12/31/96                  +11.68         +11.22

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/96                       +11.60%        + 7.60%
Five Years Ended 12/31/96                 +12.03         +12.03
Inception (10/21/88) through 12/31/96     +11.39         +11.39

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/96                       +11.68%        +10.68%
Inception (10/21/94) through 12/31/96     +12.49         +12.49

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/96                       +12.17%        + 7.69%
Inception (10/21/94) through 12/31/96     +13.06         +10.98

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Average Annual Total Return--Investment Grade Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                        +2.21%         -1.88%
Five Years Ended 12/31/96                  +7.06          +6.19
Ten Years Ended 12/31/96                   +8.09          +7.65

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/96                        +1.43%         -2.39%
Five Years Ended 12/31/96                  +6.24          +6.24
Inception (10/21/88) through 12/31/96      +8.04          +8.04

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/96                        +1.38%         +0.42%
Inception (10/21/94) through 12/31/96      +9.18          +9.18

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/96                        +1.96%         -2.12%
Inception (10/21/94) through 12/31/96      +9.81          +7.78

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Average Annual Total Return--Intermediate Term Portfolio


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                        +2.94%         +1.91%
Five Years Ended 12/31/96                  +6.99          +6.78
Ten Years Ended 12/31/96                   +7.88          +7.77

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/96                        +2.40%         +1.44%
Inception (11/13/92) through 12/31/96      +6.51          +6.51

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/96                        +2.37%         +1.40%
Inception (10/21/94) through 12/31/96      +8.96          +8.96

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/96                        +2.83%         +1.81%
Inception (10/21/94) through 12/31/96      +9.41          +8.91

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.




PERFORMANCE DATA (continued)


Performance Summary--Class A Shares
                    1/1-12/31 Beginning/Ending Net Asset Value            Dividends Paid*                  % Change**

Period               High        Investment      Intermediate       High   Investment Intermediate  High  Investment Intermediate
Covered             Income         Grade             Term          Income     Grade      Term       Income   Grade       Term
11/10/78-12/31/78  $9.60/9.54       --               --            $ 0.13      --        --        + 0.73%   --         --
1979                9.54/8.73       --               --              1.05(a)   --        --        + 2.36    --         --
1980(b)             8.73/7.91   $10.00/ 9.88     $10.00/ 9.93***     1.07     $ 0.25    $ 0.26***  + 3.08   + 1.28%    + 1.86%
1981                7.91/7.26     9.88/ 9.38       9.93/ 9.57        1.12       1.46      1.37     + 6.48   +10.52     +11.11
1982                7.26/7.74     9.38/10.51       9.57/10.59        1.04       1.36      1.36     +23.09   +28.74     +26.74
1983                7.74/8.10    10.51/10.24      10.59/10.37        1.01       1.22      1.20     +18.32   + 9.42     + 9.63
1984                8.10/7.72    10.24/10.44      10.37/10.52        1.02       1.21      1.18     + 8.66   +15.10     +14.00
1985                7.72/8.29    10.44/11.45      10.52/11.33        1.01       1.18      1.16     +21.61   +22.23     +19.86
1986                8.29/8.34    11.45/11.95      11.33/11.87        0.98       1.07      1.03     +12.91   +14.26     +14.34
1987                8.34/7.80    11.95/11.00      11.87/10.99        0.95       0.99      0.94     + 4.94   + 0.45     + 0.65
1988                7.80/7.80    11.00/10.90      10.99/10.83        0.95       0.99      0.97     +12.71   + 8.30     + 7.51
1989                7.80/7.17    10.90/11.33      10.83/11.13        0.97       1.00      0.98     + 4.33   +13.63     +12.33
1990                7.17/5.88    11.33/11.13      11.13/11.05        1.00       0.94      0.97     - 4.61   + 6.97     + 8.43
1991                5.88/7.21    11.13/12.03      11.05/11.77        0.90       0.91      0.92     +39.75   +17.08     +15.53
1992                7.21/7.78    12.03/11.86      11.77/11.60        0.86       1.03(c)   0.99(d)  +20.64   + 7.51     + 7.28
1993                7.78/8.32    11.86/11.97      11.60/11.92        0.76       1.35(e)   1.03(f)  +17.39   +12.49     +11.82
1994                8.32/7.31    11.97/10.60      11.92/10.70        0.80       0.77      0.77     - 2.69   - 5.06     - 3.85
1995                7.31/7.83    10.60/11.84      10.70/11.80        0.77       0.80      0.78     +18.38   +19.82     +18.10
1996                7.83/8.01    11.84/11.32      11.80/11.39        0.75       0.76      0.73     +12.45   + 2.21     + 2.94
                                                                   ------     ------    ------
                                                             Total $17.14     $17.29    $16.64

                                                         Cumulative total return as of 12/31/96: +642.23%* +451.86%** +424.53%**


  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charge; results would be lower if sales charge was included.
***Adjusted for a 10-for-1 split effected in the form of a dividend through January 1981.
(a)Distribution for High Income Portfolio includes $0.024 per share capital gains distributions.
(b)For Investment Grade and Intermediate Term Portfolios, period covered is 10/31/80--12/31/80.
(c)Distribution for Investment Grade Portfolio includes $0.036 per share capital gains distributions.
(d)Distribution for Intermediate Term Portfolio includes $0.012 per share capital gains distributions.
(e)Distribution for Investment Grade Portfolio includes $0.261 per share capital gains distributions.
(f)Distribution for Intermediate Term Portfolio includes $0.093 per share capital gains distributions.

Performance Summary--Class B Shares
                    1/1-12/31 Beginning/Ending Net Asset Value            Dividends Paid*                  % Change**

Period               High        Investment      Intermediate       High   Investment Intermediate  High  Investment Intermediate
Covered             Income         Grade             Term          Income     Grade      Term       Income   Grade       Term
10/21/88-12/31/88  $7.92/7.80   $11.08/10.90         --            $0.18      $0.18       --        + 0.74%   + 0.05%    --
1989                7.80/7.17    10.90/11.33         --             0.91       0.91       --        + 3.54    +12.77     --
1990                7.17/5.89    11.33/11.13         --             0.95       0.86       --        - 5.18    + 6.16     --
1991                5.89/7.22    11.13/12.03         --             0.84       0.83       --        +38.67    +16.19     --
1992                7.22/7.78    12.03/11.86     $11.68/11.60       0.80       0.94(a)  $0.24(b)    +19.57    + 6.69    + 1.34%
1993                7.78/8.33    11.86/11.97      11.60/11.92       0.70       1.25(c)   0.97(d)    +16.65    +11.65    +11.26
1994                8.33/7.31    11.97/10.60      11.92/10.70       0.74       0.69      0.71       - 3.54    - 5.78    - 4.34
1995                7.31/7.83    10.60/11.84      10.70/11.80       0.72       0.71      0.72       +17.49    +18.92    +17.50
1996                7.83/8.01    11.84/11.32      11.80/11.39       0.69       0.67      0.67       +11.60    + 1.43    + 2.40
                                                                   -----      -----     -----
                                                             Total $6.53      $7.04     $3.31

                                                         Cumulative total return as of 12/31/96:   +141.97%** +88.40%** +29.77%**


  *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
***Figures for Intermediate Term Portfolio Class B Shares are since inception on November 13, 1992.
(a)Distribution for Investment Grade Portfolio includes $0.036 per share capital gains distributions.
(b)Distribution for Intermediate Term Portfolio includes $0.012 per share capital gains distributions.
(c)Distribution for Investment Grade Portfolio includes $0.261 per share capital gains distributions.
(d)Distribution for Intermediate Term Portfolio includes $0.093 per share capital gains distributions.


Performance Summary--Class C Shares
                    1/1-12/31 Beginning/Ending Net Asset Value            Dividends Paid*                  % Change**

Period               High        Investment      Intermediate       High   Investment Intermediate  High  Investment Intermediate
Covered             Income         Grade             Term          Income     Grade      Term      Income    Grade       Term
10/21/94-12/31/94  $7.59/7.32   $10.67/10.61     $10.81/10.70      $0.18      $0.14     $0.15       - 1.15%   + 0.74%   + 0.38%
1995                7.32/7.83    10.61/11.84      10.70/11.80       0.71       0.70      0.72       +17.27    +18.74    +17.48
1996                7.83/8.02    11.84/11.32      11.80/11.39       0.68       0.66      0.67       +11.68    + 1.38    + 2.37
                                                                   -----      -----     -----
                                                             Total $1.57      $1.50     $1.54

                                                         Cumulative total return as of 12/31/96:    +29.47%** +21.27%** +20.71%**


 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class D Shares
                    1/1-12/31 Beginning/Ending Net Asset Value            Dividends Paid*                  % Change**

Period               High        Investment      Intermediate       High   Investment Intermediate  High  Investment Intermediate
Covered             Income         Grade             Term          Income     Grade      Term      Income    Grade       Term
10/21/94-12/31/94  $7.59/7.31   $10.67/10.60     $10.81/10.70      $0.19      $0.15     $0.15       - 1.17%   + 0.76%   + 0.41%
1995                7.31/7.83    10.60/11.84      10.70/11.80       0.75       0.77      0.77       +18.09    +19.52    +17.98
1996                7.83/8.01    11.84/11.32      11.80/11.39       0.73       0.73      0.72       +12.17    + 1.96    + 2.83
                                                                   -----      -----     -----
                                                             Total $1.67      $1.65     $1.64

                                                         Cumulative total return as of 12/31/96:    +30.91%** +22.79%** +21.82%**


 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charge; results would be lower if sales charge was included.



PERFORMANCE DATA (concluded)

Recent Performance Results*
                                                                                                             Standardized
                                                                                      12 Month   3 Month     30-day Yield
                                                       12/31/96   9/30/96  12/31/95   % Change   % Change   As of 12/31/96
High Income Portfolio Class A Shares                    $ 8.01    $ 7.93    $ 7.83     + 2.30%     +1.01%       8.88%
High Income Portfolio Class B Shares                      8.01      7.93      7.83     + 2.30      +1.01        8.48
High Income Portfolio Class C Shares                      8.02      7.94      7.83     + 2.43      +1.01        8.41
High Income Portfolio Class D Shares                      8.01      7.94      7.83     + 2.30      +0.88        8.64
Investment Grade Portfolio Class A Shares                11.32     11.16     11.84     - 4.39      +1.43        6.10
Investment Grade Portfolio Class B Shares                11.32     11.16     11.84     - 4.39      +1.43        5.58
Investment Grade Portfolio Class C Shares                11.32     11.17     11.84     - 4.39      +1.34        5.53
Investment Grade Portfolio Class D Shares                11.32     11.17     11.84     - 4.39      +1.34        5.86
Intermediate Term Portfolio Class A Shares               11.39     11.28     11.80     - 3.47      +0.98        5.99
Intermediate Term Portfolio Class B Shares               11.39     11.28     11.80     - 3.47      +0.98        5.62
Intermediate Term Portfolio Class C Shares               11.39     11.28     11.80     - 3.47      +0.98        5.49
Intermediate Term Portfolio Class D Shares               11.39     11.28     11.80     - 3.47      +0.98        5.88
High Income Portfolio Class A Shares--Total Return                                     +12.45(1)   +3.46(2)
High Income Portfolio Class B Shares--Total Return                                     +11.60(3)   +3.27(4)
High Income Portfolio Class C Shares--Total Return                                     +11.68(5)   +3.25(6)
High Income Portfolio Class D Shares--Total Return                                     +12.17(7)   +3.27(8)
Investment Grade Portfolio Class A Shares--Total Return                                + 2.21(9)   +3.19(10)
Investment Grade Portfolio Class B Shares--Total Return                                + 1.43(11)  +2.99(12)
Investment Grade Portfolio Class C Shares--Total Return                                + 1.38(13)  +2.89(14)
Investment Grade Portfolio Class D Shares--Total Return                                + 1.96(15)  +3.04(16)
Intermediate Term Portfolio Class A Shares--Total Return                               + 2.94(17)  +2.64(18)
Intermediate Term Portfolio Class B Shares--Total Return                               + 2.40(19)  +2.51(20)
Intermediate Term Portfolio Class C Shares--Total Return                               + 2.37(21)  +2.50(22)
Intermediate Term Portfolio Class D Shares--Total Return                               + 2.83(23)  +2.62(24)

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 (1)Percent change includes reinvestment of $0.748 per share ordinary income dividends.
 (2)Percent change includes reinvestment of $0.215 per share ordinary income dividends.
 (3)Percent change includes reinvestment of $0.688 per share ordinary income dividends.
 (4)Percent change includes reinvestment of $0.198 per share ordinary income dividends.
 (5)Percent change includes reinvestment of $0.684 per share ordinary income dividends.
 (6)Percent change includes reinvestment of $0.197 per share ordinary income dividends.
 (7)Percent change includes reinvestment of $0.729 per share ordinary income dividends.

 (8)Percent change includes reinvestment of $0.210 per share ordinary income dividends.
 (9)Percent change includes reinvestment of $0.757 per share ordinary income dividends.
(10)Percent change includes reinvestment of $0.219 per share ordinary income dividends.
(11)Percent change includes reinvestment of $0.670 per share ordinary income dividends.
(12)Percent change includes reinvestment of $0.194 per share ordinary income dividends.
(13)Percent change includes reinvestment of $0.664 per share ordinary income dividends.
(14)Percent change includes reinvestment of $0.193 per share ordinary income dividends.
(15)Percent change includes reinvestment of $0.729 per share ordinary income dividends.
(16)Percent change includes reinvestment of $0.211 per share ordinary income dividends.
(17)Percent change includes reinvestment of $0.735 per share ordinary income dividends.
(18)Percent change includes reinvestment of $0.210 per share ordinary income dividends.
(19)Percent change includes reinvestment of $0.675 per share ordinary income dividends.
(20)Percent change includes reinvestment of $0.193 per share ordinary income dividends.
(21)Percent change includes reinvestment of $0.671 per share ordinary income dividends.
(22)Percent change includes reinvestment of $0.192 per share ordinary income dividends.
(23)Percent change includes reinvestment of $0.723 per share ordinary income dividends.
(24)Percent change includes reinvestment of $0.207 per share ordinary income dividends.



SCHEDULE OF INVESTMENTS
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds                                                                                            High Income Portfolio
Airlines--1.3%                               Piedmont Aviation, Inc.:
                 B+      B1    $ 1,304,000     Series 88J, 10.05% due 5/13/2005          $    1,181,685   $    1,242,347
                 B+      B1      1,116,000     Series 88J, 10.10% due 5/13/2007                 999,021        1,059,620
                 B+      B1      3,767,000     Series 88J, 10.10% due 5/13/2009               3,327,542        3,734,415
                 B+      B1      2,710,000     Series 88J, 10.15% due 5/13/2011               2,366,806        2,494,474
                 B+      B1        104,000     Series 88J, 10.20% due 5/13/2012                  90,874          101,410
                 B+      B1        870,000     Series 88K, 9.95% due 5/13/2003                  796,746          831,729
                 B+      B1      2,226,000     Series 88K, 10% due 5/13/2004                  2,026,506        2,123,448
                 B+      B1      2,666,000     Series 88K, 10.10% due 5/13/2008               2,374,020        2,558,027
                 B+      B1      2,550,000     Series 88K, 10.15% due 5/13/2010               2,251,293        2,447,159
                 B+      B1        200,000     Series C, 9.70% due 1/15/1999                    201,676          196,056
                 B+      B1        100,000     Series C, 10.25% due 1/15/2007                   103,706           95,959
                 B+      B1      1,985,000     Series E, 10.30% due 3/28/2007                 1,855,291        1,909,372
                 B+      B1      1,950,000     Series F, 10.35% due 3/28/2011                 1,999,719        1,822,665
                 B+      B1         50,000     Series G, 10.35% due 3/28/2011                    51,425           46,735
                 B+      B1        450,000     Series H, 9.85% due 5/08/2005                    454,617          423,900
                 B+      B1      1,500,000     Series H, 10% due 11/08/2012                   1,493,250        1,368,150
                 B+      B1        536,000     Series I, 10% due 11/08/2012                     545,048          488,886
                                             USAir Inc.:
                 CCC+    B3     25,000,000     9.625% due 2/01/2001                          20,109,906       25,375,000
                 B+      B1     21,000,000     10.375% due 3/01/2013                         20,768,125       21,945,000
                 B+      B1      5,000,330     Series 89A1, 9.33% due 1/01/2006++             4,730,165        4,769,065
                 B+      B1      1,432,000     Series A, 10.70% due 1/15/2007                 1,525,137        1,412,811
                 B+      B1      1,815,000     Series C, 10.70% due 1/15/2007                 1,933,048        1,790,679
                 B+      B1        421,000     Series E, 10.70% due 1/01/2002                   382,895          417,459
                 B+      B1      1,107,000     Series E, 10.70% due 1/15/2007                 1,159,472        1,092,166
                 B+      B1      1,092,000     Series F, 10.70% due 1/01/2003                   984,165        1,081,506
                 B+      B1      1,092,000     Series G, 10.70% due 1/01/2003                   984,165        1,081,506
                 B+      B1      1,092,000     Series H, 10.70% due 1/01/2003                   984,165        1,081,506
                 B+      B1      1,092,000     Series I, 10.70% due 1/01/2003                   984,165        1,081,506
                                                                                         --------------   --------------
                                                                                             76,664,633       84,072,556


Automotive--     B       B3     14,000,000   Collins & Aikman Corp., 11.50% due
0.7%                                           4/15/2006                                     14,000,000       15,295,000
                                             Exide Corp.:
                 B+      B1     21,875,000     10.75% due 12/15/2002                         22,358,281       22,968,750
                 B       B2      5,095,000     11.675% due 12/15/2004 (a)                     4,622,159        4,712,875
                                                                                         --------------   --------------
                                                                                             40,980,440       42,976,625

Broadcasting &   BB-     B2     19,240,000   Argyle Television Inc., 9.75% due
Publishing--                                   11/01/2005                                    19,003,950       19,576,700
3.5%             B-      B2     17,500,000   EZ Communications, Inc., 9.75% due
                                               12/01/2005                                    17,361,575       18,331,250
                                             Grupo Televisa, S.A. de C.V.:
                 BB      Ba3     2,500,000     11.375% due 5/15/2003                          2,637,500        2,690,625
                 BB      Ba3    39,000,000     11.875% due 5/15/2006                         42,079,687       43,338,750
                 B       Ba3    21,500,000   Hollinger International, Inc., 9.25% due
                                               2/01/2006                                     20,925,313       21,392,500
                 B       Ba3    12,000,000   Katz Media Corporation, 10.50% due
                                               1/15/2007                                     12,000,000       12,300,000
                 B       Caa    25,000,000   NWCG Holding Corp., 13.79% due
                                               6/15/1999 (a)                                 17,988,016       20,687,500
                                             Sinclair Broadcasting Group Inc.:
                 B       B2     15,000,000     10% due 12/15/2003                            15,036,250       15,262,500
                 B       B2     45,000,000     10% due 9/30/2005                             45,207,019       45,787,500
                 BB-     B1     20,000,000   World Color Press, Inc., 9.125% due
                                               3/15/2003                                     20,019,375       20,300,000
                 B       B2      2,000,000   Young Broadcasting Inc., 10.125% due
                                               2/15/2005                                      2,000,000        2,055,000
                                                                                         --------------   --------------
                                                                                            214,258,685      221,722,325


SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds (continued)                                                                                High Income Portfolio
Broadcasting/    CCC+    Caa   $36,190,545   American Telecasting, Inc.,
Cable--13.4%                                   15.087% due 6/15/2004 (a)                 $   24,548,307   $   15,380,982
                 CCC     Caa    79,117,000   Australis Media Ltd., 13.81% due
                                               5/15/2003 (a) (d)                             50,696,872       41,734,218
                 BB-     B2     59,000,000   Bell Cablemedia PLC, 11.86% due
                                               9/15/2005 (a)                                 38,542,564       47,495,000
                 CCC+    Caa    10,500,000   CS Wireless Systems Inc.,
                                               12.041% due 3/01/2001 (a)                      6,318,289        3,832,500
                                             Cablevision System Corp.:
                 B       B2      2,000,000     10.75% due 4/01/2004                           2,030,000        2,085,000
                 B       B2      7,750,000     9.875% due 5/15/2006                           7,561,250        7,963,125
                 B       B2      5,000,000     10.50% due 5/15/2016                           4,900,000        5,175,000
                                             Century Communications Corporation:
                 BB-     Ba3    30,750,000     9.75% due 2/15/2002                           30,486,250       31,749,375
                 BB-     Ba3    42,000,000     9.50% due 3/01/2005                           41,400,313       43,155,000
                 BB-     B1     20,350,000   Comcast Corporation, 9.50%
                                               due 1/15/2008                                 19,494,750       21,113,125
                 B       B2     55,000,000   Comcast UK Cable Partners Ltd.,
                                               11.23% due 11/15/2007 (a)                     35,995,482       38,362,500
                 B       B2     60,000,000   Echostar Communications Corp.,
                                               13.056% due 6/01/2004 (a) (f)                 43,860,999       49,867,854
                 B-      Caa    20,000,000   Echostar Satellite Broadcasting Corp.,
                                               13.125% due 3/15/2000 (a)                     13,313,664       15,400,000
                 B+      NR*    28,500,000   Globo Communicacoes Participacoes,
                                               10.50% due 12/20/2006                         28,414,450       28,731,563
                 B       B2     31,000,000   Intermedia Capital Partners,
                                               11.25% due 8/01/2006                          31,002,500       32,046,250
                 B       B3     80,000,000   International Cabletel Inc., Series B,
                                               11.702% due 2/01/2006 (a)                     49,957,383       54,600,000
                                             Lenfest Communications, Inc.:
                 BB+     Ba3    50,000,000     8.375% due 11/01/2005                         47,987,450       48,437,500
                 BB-     B2     30,000,000     10.50% due 6/15/2006                          29,921,700       31,800,000
                 B       B1     42,000,000   Olympus Communications L.P.,
                                               10.625% due 11/15/2006                        41,982,500       43,050,000
                 CCC+    Caa    20,000,000   People's Choice T.V. Corporation,
                                               13.48% due 6/01/2004 (a)                      12,557,913        8,600,000
                 BB+     Ba3    12,500,000   Rogers Cablesystems Ltd., 10% due
                                               3/15/2005                                     12,769,375       13,343,750
                 B-      B3     35,000,000   SFX Broadcasting Inc., 10.75% due
                                               5/15/2006                                     34,918,750       36,968,750
                 BB      B1     75,000,000   TeleWest Communications PLC,
                                               11.02% due 10/01/2007 (a)                     50,154,794       52,500,000
                 B-      B2     45,000,000   UIH Australia/Pacific, Series B,
                                               14% due 5/15/2006 (a)                         24,971,168       24,075,000
                                             United International Holdings, Inc. (a):
                 B-      B3      5,000,000     12.18% due 11/15/1999                          3,495,678        3,562,500
                 B-      B3     50,000,000     13.99% due 11/15/1999 (e)                     33,916,694       36,250,000
                 B-      B3     18,750,000     14% due 11/15/1999                            12,715,586       13,406,250
                 BB+     Ba3    11,250,000   Videotron Groupe L'TEE, 10.25% due
                                               10/15/2002                                    11,322,500       12,009,375
                                             Videotron Holdings PLC:
                 B+      B3     50,000,000     12.08% due 7/01/2004 (a)                      36,049,071       43,625,000
                 BB+     Ba3     3,300,000     10.625% due 2/15/2005                          3,279,375        3,646,500
                 B-      B3     50,338,000   Wireless One Inc., 13.50% due
                                               8/01/2006 (a)                                 27,659,149       24,665,620
                                                                                         --------------   --------------
                                                                                            812,224,776      834,631,737



SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds (continued)                                                                                High Income Portfolio
Building         BB      B1    $15,000,000   Cemex S.A., 12.75% due 7/15/2006            $   15,000,000   $   16,837,500
Materials--      B-      B2     20,550,000   Nortek Inc., 9.875% due 3/01/2004               20,362,365       20,858,250
1.5%             B+      B3     27,220,000   Pacific Lumber Co., 10.50% due 3/01/2003        26,868,238       27,764,400
                 BB      Ba2    29,084,000   US Gypsum Corp., 8.75% due 3/01/2017            25,890,006       29,665,680
                                                                                         --------------   --------------
                                                                                             88,120,609       95,125,830

Capital Goods--  B+      B1     21,450,000   Essex Group Inc., 10% due 5/01/2003             21,546,500       22,088,832
0.8%             B-      B3     25,000,000   International Wire Group, Inc.,
                                               11.75% due 6/01/2005                          24,986,250       26,875,000
                                                                                         --------------   --------------
                                                                                             46,532,750       48,963,832


Chemicals--1.3%  B+      Ba3    15,000,000   Agriculture Minerals & Chemicals Company,
                                               L.P., 10.75% due 9/30/2003                    15,060,000       16,368,750
                 B+      B2     25,000,000   Harris Chemical North America Inc.,
                                               10.25% due 7/15/2001                          25,000,000       26,046,875
                                             ISP Holdings Inc.:
                 B+      Ba3    19,502,000     9.75% due 2/15/2002                           19,502,000       20,087,060
                 B+      Ba3    20,000,000     9% due 10/15/2003                             19,944,200       20,500,000
                                                                                         --------------   --------------
                                                                                             79,506,200       83,002,685


Communications--                             Brooks Fiber Properties Inc. (a):
9.3%             NR*     NR*    30,000,000     11.875% due 11/01/2001                        17,181,618       19,275,000
                 NR*     NR*    35,000,000     11.56% due 3/01/2006                          21,428,717       22,575,000
                 CCC-    B3      2,000,000   Cencall Communications Corp.,
                                               13.347% due 1/15/2004 (a)                      1,360,766        1,372,500
                                             Comtel Brasileira Ltd.:
                 NR*     NR*    29,500,000     10.75% due 9/26/2004                          29,500,000       30,385,000
                 NR*     NR*       500,000     10.75% due 9/26/2004                             517,500          513,750
                 B+      B3     53,472,000   Comunicacion Celular,
                                               12.76% due 11/15/2003 (a)                     33,384,055       35,558,880
                 CCC-    B3     30,000,000   Dial Call Communications,
                                               13.852% due 4/15/2004 (a)                     20,849,645       21,750,000
                 B-      B3     85,000,000   Millicom International Celular S.A.,
                                               13.503% due 6/01/2006 (a)                     47,753,451       53,125,000
                                             Mobilemedia Communication, Inc.:
                 D       C      33,000,000     11.58% due 12/01/2003 (a)                     25,098,450        7,260,000
                 D       C      12,126,000     9.375% due 11/01/2007                         10,618,705        3,334,650
                 B-      B3     78,000,000   Nextel Communications Inc.,
                                               12.107% due 8/15/2004 (a)                     55,703,889       53,332,500
                 NR*     NR*    21,000,000   Page Mart Inc., 12.74% due 11/01/2003 (a)       16,469,917       16,380,000
                                             Paging Network, Inc.:
                 B       B2     10,000,000     11.75% due 5/15/2002                          10,387,500       10,825,000
                 B       B2     65,000,000     10% due 10/15/2008                            64,856,250       65,975,000
                 B       B3     46,210,000   PanAmSat L.P., 11.09% due 8/01/2003 (a)         39,126,165       43,090,825
                                             Rogers Communications Inc.:
                 BB-     B2     35,925,000     10.875% due 4/15/2004                         36,431,094       37,766,156
                 BB-     B2      2,000,000     9.125% due 1/15/2006                           1,897,500        1,975,000
                 BB-     B1     40,000,000   Telefonica de Argentina S.A.,
                                               11.875% due 11/01/2004                        38,763,075       44,200,000
                                             Teleport Communications Group Inc.:
                 B       B1     34,350,000     9.875% due 7/01/2006                          34,957,812       36,797,438
                 B       B1      9,000,000     10.843% due 7/01/2007 (a)                      5,662,560        6,187,500

SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds (continued)                                                                                High Income Portfolio
Communications   B-      B2    $19,730,000   USA Mobile Communications Holdings, Inc.,
(concluded)                                    9.50% due 2/01/2004                       $   18,997,875   $   18,842,150
                 B+      B1     25,000,000   Vanguard Cellular Systems, Inc.,
                                               9.375% due 4/15/2006                          24,975,250       25,437,500
                 B-      B3     25,000,000   Western Wireless Corp., 10.50% due
                                               2/01/2007                                     25,062,500       26,187,500
                                                                                         --------------   --------------
                                                                                            580,984,294      582,146,349


Computer         BB-     Ba1    38,500,000   Advanced Micro Devices, Inc.,
Services--1.9%                                 11% due 8/01/2003                             38,938,750       41,868,750
                 B       B2     12,000,000   Celestica International, 10.50% due
                                               12/31/2006                                    12,000,000       12,630,000
                                             ComputerVision Corp.:
                 B-      B3     15,000,000     11.375% due 8/15/1999                         14,473,750       15,768,750
                 B+      B2     12,500,000     8% due 12/01/2009                              6,802,472       10,625,000
                 B-      B3     40,000,000   Dictaphone Corp., 11.75% due 8/01/2005          39,705,625       37,000,000
                                                                                         --------------   --------------
                                                                                            111,920,597      117,892,500


Conglomerates--  CCC+    B3     16,000,000   The Interlake Corp., 12.125%
1.0%                                           due 3/01/2002                                 16,147,500       16,640,000
                 B-      B2     10,000,000   JB Poindexter & Co., Inc., 12.50%
                                               due 5/15/2004                                 10,000,000        9,800,000
                 NR*     NR*     9,100,000   MacAndrews & Forbes Holdings, Inc.,
                                               13% due 3/01/1999                              8,568,400        9,145,500
                 B+      B3     26,000,000   Sequa Corp., 9.375% due 12/15/2003              25,146,562       26,650,000
                                                                                         --------------   --------------
                                                                                             59,862,462       62,235,500


Consumer         B       NR*    50,000,000   Coleman Holdings, Inc., 11.16% due
Products--3.5%                                 5/27/1998 (a)                                 42,660,448       41,750,000
                 B+      Ba3    15,000,000   Coty Inc., 10.25% due 5/01/2005                 15,000,000       16,312,500
                 B+      Ba2    45,880,000   International Semi-Tech Microelectronics,
                                               Inc., 12.51% due 8/15/2000 (a)                28,838,190       29,822,000
                 B-      B2     16,000,000   Polymer Group Inc., 12.25% due 7/15/2002        16,323,750       17,560,000
                                             Revlon Consumer Products Corp.:
                 B       B2      3,500,000     9.50% due 6/01/1999                            3,203,331        3,591,875
                 B       B2     27,000,000     9.375% due 4/01/2001                          24,951,684       27,641,250
                 B-      B3      9,500,000     10.50% due 2/15/2003                           8,795,000        9,998,750
                 B-      B2     36,650,000   Samsonite Corporation, 11.125% due
                                               7/15/2005                                     36,088,625       40,223,375
                 B+      B1     32,550,000   Sealy Corp., 9.50% due 5/01/2003                32,274,650       32,997,563
                                                                                         --------------   --------------
                                                                                            208,135,678      219,897,313

Convertible      B       B2      6,195,000   Builders Transport, Inc., 8% due
Bonds**--0.2%                                  8/15/2005 (3)                                  3,614,250        3,678,281
                 BBB+    Ba1     6,375,000   Quantum Health Resources Inc.,
                                               4.75% due 10/01/2000 (2)                       5,956,562        5,737,500
                 B       Caa     3,659,000   UNC, Inc., 7.50% due 3/31/2006 (1)               2,151,592        3,540,083
                                                                                         --------------   --------------
                                                                                             11,722,404       12,955,864


Diversified--                                Foamex Capital Corp.:
0.6%             NR*     Caa    10,980,000     11.671% due 7/01/1999 (a)                      8,924,343        9,168,300
                 B       B1     25,000,000     11.25% due 10/01/2002                         24,964,375       26,625,000
                                                                                         --------------   --------------
                                                                                             33,888,718       35,793,300



SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds (continued)                                                                                High Income Portfolio
Energy--7.4%     B+      B1    $49,500,000   Clark R&M Holdings, Inc., 11% due
                                               2/15/2000 (a)                             $   35,436,382   $   35,763,750
                 B+      B2      9,000,000   Clark USA Inc., Series B, 10.875% due
                                               12/01/2005                                     9,000,000        9,337,500
                 B+      Ba1    20,000,000   Global Marine Inc., 12.75% due 12/15/1999       20,047,500       21,525,000
                 B-      B1     22,000,000   KCS Energy Inc., 11% due 1/15/2003              22,723,750       23,925,000
                                             Maxus Energy Corp.:
                 BB-     B1     17,750,000     9.875% due 10/15/2002                         16,726,250       18,282,500
                 BB-     B1      7,550,000     11.50% due 11/15/2015                          7,363,000        7,927,500
                 BB      Ba2     8,750,000   Noble Drilling Corp., 9.25%
                                               due 10/01/2003                                 8,925,000        9,373,438
                 BBB-    Baa3   28,000,000   Oleoducto Centrale S.A., 9.35% due
                                               9/01/2005                                     27,967,500       29,295,000
                 B+      B1     21,500,000   Parker Drilling Co., 9.750% due
                                               11/15/2006                                    21,440,725       22,790,000
                                             Petroleo Brasileiro S.A.--Petrobras:
                 B+      B1     13,000,000     10% due 10/17/2006                            13,107,500       13,178,750
                 B+      B1     15,000,000     10% due 10/17/2006                            14,869,812       15,206,250
                 B+      Ba2    15,000,000   Rowan Companies, Inc., 11.875%
                                               due 12/01/2001                                15,085,000       16,050,000
                 BB-     B1     25,000,000   Seagull Energy Corp., 8.625%
                                               due 8/01/2005                                 24,990,000       25,500,000
                 B       B1     10,000,000   Statia Terminals, 11.75% due 11/15/2003         10,000,000       10,450,000
                 NR*     NR*    17,000,000   Transamerican Exploration Corp.,
                                               14% due 9/19/1998                             16,830,000       17,340,000
                                             Transamerican Refining Corp.:
                 CCC+    Caa    10,000,000     16.50% due 2/15/2002                           9,517,519       10,100,000
                 CCC+    Caa    60,000,000     19.40% due 2/15/2002 (a)                      47,664,591       49,725,000
                 BB-     B2     50,000,000   TransTexas Gas Corp., 11.50%
                                               due 6/15/2002                                 50,018,750       54,125,000
                 B+      B1     31,525,000   Triton Energy Corp., 10.61% due
                                               11/01/1997 (a)                                28,832,407       29,357,656
                 BB-     B1     46,000,000   Yacimientos Petroliferos Fiscales S.A.
                                               (YPF) (Sponsored), 8% due 2/15/2004           37,389,250       44,390,000
                                                                                         --------------   --------------
                                                                                            437,934,936      463,642,344

Entertainment--  B-      B2     50,000,000   AMF Group Inc., Series B,
1.1%                                           12.41% due 3/15/2006 (a)                      29,996,164       33,312,500
                 D       C       3,000,000   Marvel Holdings Inc., 9.125%
                                               due 2/15/1998                                  2,685,750          585,000
                 B       B2     40,000,000   Six Flags Theme Parks,
                                               12.18% due 6/15/2005 (a)                      33,725,260       37,800,000
                                                                                         --------------   --------------
                                                                                             66,407,174       71,697,500


Financial        NR*     Ba3    12,000,000   First Nationwide Escrow,
Services--1.4%                                 10.625% due 10/01/2003                        12,000,000       12,990,000
                 B       B2     17,000,000   First Nationwide Holdings, 12.50% due
                                               4/15/2003                                     16,806,710       18,785,000
                 BB+     B1      9,000,000   Penncorp Financial Group Inc.,
                                               9.25% due 12/15/2003                           9,090,000        9,405,000
                                             Reliance Group Holdings Inc.:
                 BB+     Ba3     7,425,000     9% due 11/15/2000                              6,798,125        7,666,313
                 BB-     B1     22,575,000     9.75% due 11/15/2003                          21,362,500       23,534,438
                 BB-     Baa3   15,000,000   Riggs Capital Trust, 8.625%
                                               due 12/31/2026                                15,000,000       15,112,500
                                                                                         --------------   --------------
                                                                                             81,057,335       87,493,251


SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds (continued)                                                                                High Income Portfolio
Food & Beverage                              Chiquita Brands International Inc.:
--3.0%           B+      B1    $30,000,000     9.125% due 3/01/2004                      $   29,585,625   $   30,450,000
                 B+      B1     20,000,000     10.25% due 11/01/2006                         19,881,400       21,200,000
                 B       B3     23,450,000   Curtice Burns Food, Inc., 12.25% due
                                               2/01/2005                                     23,562,125       24,388,000
                 B-      B3     23,463,000   Envirodyne Industries, Inc.,
                                               10.25% due 12/01/2001                         22,781,845       22,524,480
                 CCC+    Caa    25,000,000   Fresh Del Monte Corp., 10% due 5/01/2003        25,012,500       24,000,000
                 B-      B2     24,000,000   International Home Foods,
                                               10.375% due 11/01/2006                        24,000,000       25,140,000
                                             Specialty Foods Corp.:
                 B       B3      9,250,000     10.25% due 8/15/2001                           8,784,375        8,579,375
                 B       B3      9,500,000     11.125% due 10/01/2002                         9,470,000        9,072,500
                 B+      B1     20,000,000   Texas Bottling Group, Inc., 9% due
                                               11/15/2003                                    20,002,500       20,350,000
                                                                                         --------------   --------------
                                                                                            183,080,370      185,704,355

Foreign          BB      Ba2    40,000,000   Banco Nationale de Commerce,
Government                                     7.25% due 2/02/2004                           33,873,125       35,488,212
Obligations--                                Republic of Argentina:
1.5%             BB-     B1     25,000,000     8.375% due 12/20/2003                         20,075,000       23,652,325
                 NR*     B1     30,000,000     11% due 10/09/2006 (g)                        29,833,680       31,500,000
                                                                                         --------------   --------------
                                                                                             83,781,805       90,640,537


Gaming--3.5%     B+      B2     37,000,000   GB Property Funding Corp., 10.875%
                                               due 1/15/2004                                 35,072,500       31,265,000
                 BB      Ba3    20,000,000   Grand Casinos Inc., 10.125% due
                                               12/01/2003                                    19,837,500       20,150,000
                 D       Caa    60,115,000   Harrah's Jazz Co., 14.25% due
                                               11/15/2001                                    49,536,050       29,982,356
                 B+      B2     20,000,000   Hollywood Casino Corp., 12.75%
                                               due 11/01/2003                                19,172,102       19,300,000
                 BB-     Ba3    25,000,000   Showboat Inc., 9.25% due 5/01/2008              25,264,625       24,656,250
                                             Station Casinos Inc.:
                 B+      B2      2,200,000     9.625% due 6/01/2003                           2,134,516        2,178,000
                 B+      B2      2,000,000     9.625% due 6/01/2003                           1,955,000        2,000,000
                 B+      B2      3,000,000     10.125% due 3/15/2006                          2,977,500        3,030,000
                 BB-     B1     85,000,000   Trump Atlantic City, 11.25%
                                               due 5/01/2006                                 84,029,062       84,256,250
                                                                                         --------------   --------------
                                                                                            239,978,855      216,817,856


Health           B+      B1     45,200,000   Beverly Enterprises, Inc.,
Services                                       9% due 2/15/2006                              44,200,550       45,595,500
1.3%             B       B3     10,500,000   Imed Corp., 9.75% due 12/01/2006                10,505,312       10,723,125
                 B       B3     20,000,000   Unilab Corp., 11% due 4/01/2006                 19,843,480       13,800,000
                 BB-     NR*    13,000,000   Veritas Holdings, 9.625% due 12/15/2003         13,000,000       13,130,000
                                                                                         --------------   --------------
                                                                                             87,549,342       83,248,625


Home Builders--                              Del E. Webb Corp.:
1.5%             B+      Ba3     3,500,000     10.875% due 3/31/2000                          3,524,375        3,622,500
                 B-      B2      7,000,000     9.75% due 3/01/2003                            6,944,910        7,175,000
                 B-      B2      4,000,000     9% due 2/15/2006                               3,140,000        3,910,000
                 B       B1     20,000,000   Greystone Homes Inc., 10.75%
                                               due 3/01/2004                                 19,115,000       20,500,000
                 BB      Ba2    20,000,000   Ryland Group, Inc. (The), 10.50% due
                                               7/01/2006                                     19,697,400       20,950,000
                 BB      Ba2    36,300,000   U.S. Home Corp., 9.75% due 6/15/2003            36,367,250       37,752,000
                                                                                         --------------   --------------
                                                                                             88,788,935       93,909,500

SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds (continued)                                                                                High Income Portfolio
Hotels--2.0%     BB-     Ba3   $80,000,000   HMC Acquisition Properties, 9% due
                                               12/15/2007                                $   79,272,500   $   81,600,000
                 BB-     B1     40,000,000   HMH Properties Inc., 9.50%
                                               due 5/15/2005                                 39,085,361       41,950,000
                                                                                         --------------   --------------
                                                                                            118,357,861      123,550,000


Independent      B+      Ba1    35,000,000   AES Corporation (The), 10.25%
Power                                          due 7/15/2006                                 35,000,000       37,800,000
Producers--2.4%  BB      Ba2    30,000,000   CE Casecnan Water & Energy Co.,
                                               11.45% due 11/15/2005                         30,000,000       33,000,000
                 BB      Ba2    24,000,000   California Energy Company, Inc.,
                                               9.875% due 6/30/2003                          24,122,500       25,320,000
                 NR*     NR*    18,500,000   Consolidated Hydro, Inc.,
                                               12.22% due 7/15/2003 (a)                      15,278,452        6,012,500
                                             Midland Cogeneration Venture
                                               Limited Partnership:
                 BB-     Ba3     4,110,433     10.33% due 7/23/2002                           4,399,884        4,367,335
                 BB-     Ba3    20,826,836     10.33% due 7/23/2002                          21,575,578       22,180,580
                 B-      B2     11,250,000     11.75% due 7/23/2005                          11,310,000       12,455,550
                 B-      B2      5,500,000     13.25% due 7/23/2006                           6,002,565        6,354,315
                                                                                         --------------   --------------
                                                                                            147,688,979      147,490,280


Industrial       CCC     Caa     7,912,000   Thermadyne Industries, Inc.,
Services--0.1%                                 10.75% due 11/01/2003                          7,914,802        8,169,140


Metals &         B-      B2     50,000,000   Kaiser Aluminum & Chemical Corp.,
Mining--1.6%                                   12.75% due 2/01/2003                          51,088,125       53,875,000
                                             Maxxam Group, Inc.:
                 B-      B3     11,750,000     11.25% due 8/01/2003                          11,816,250       12,043,750
                 B-      B3     41,155,000     12.37% due 8/01/2003 (a)                      33,934,637       35,290,413
                                                                                         --------------   --------------
                                                                                             96,839,012      101,209,163


Packaging--1.1%  B-      Caa    21,500,000   Ivex Packaging Corp., 13.22% due
                                               3/15/2005 (a)                                 14,268,887       16,823,750
                                             Owens-Illinois, Inc.:
                 BB      Ba3    20,000,000     11% due 12/01/2003                            20,810,000       22,275,000
                 B+      B2      6,000,000     9.95% due 10/15/2004                           5,931,250        6,375,000
                 B+      B3     15,000,000   Printpack Inc., 10.625% due 8/15/2006           15,000,000       15,637,500
                 B-      B3      8,560,000   Silgan Holdings Inc., 13.25%
                                               due 12/15/2002                                 8,560,000        8,645,600
                                                                                         --------------   --------------
                                                                                             64,570,137       69,756,850

Paper--6.0%      BB      Ba3    35,500,000   APP International Finance,
                                               11.75% due 10/01/2005                         35,306,250       38,162,500
                                             Container Corporation of America:
                 B+      B1     15,420,000     9.75% due 4/01/2003                           15,433,400       16,229,550
                 B+      B1     13,000,000     11.25% due 5/01/2004                          13,000,000       14,137,500
                 B       B3     25,000,000   Crown Paper Co., 11% due 9/01/2005              23,108,781       23,562,500
                 BB-     Ba3    50,000,000   Doman Industries Ltd., 8.75%
                                               due 3/15/2004                                 47,581,250       47,000,000
                                             Fort Howard Corp.:
                 B+      B1     10,000,000     9.25% due 3/15/2001                           10,000,000       10,437,500
                 B       B2     35,250,000     9% due 2/01/2006                              32,561,250       35,646,563
                 B       B3     35,000,000   Gaylord Container Corp., 11.50%
                                               due 5/15/2001                                 35,401,250       37,975,000
                                             P.T. Indah Kiat International Finance:
                 BB      Ba2     3,000,000     11.875% due 6/15/2002                          3,000,000        3,225,000
                 BB      Ba2    14,500,000     12.50% due 6/15/2006                          14,572,500       16,022,500
                 B+      B3     25,500,000   Repap New Brunswick, Inc.,
                                               10.625% due 4/15/2005                         25,597,500       26,647,500
                 BB-     B2     25,000,000   Repap Wisconsin Inc., 9.25%
                                               due 2/01/2002                                 23,537,500       25,312,500



SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds (continued)                                                                                High Income Portfolio
Paper                                        Riverwood International Corp.:
(concluded)      B       B2    $ 5,000,000     10.25% due 4/01/2006                      $    4,790,000   $    4,906,250
                 B       B3     30,000,000     10.875% due 4/01/2008                         30,105,000       27,900,000
                 B+      B1     16,000,000   S.D. Warren Co., 12% due 12/15/2004             16,000,000       17,320,000
                                             Stone Container Corp.:
                 B+      B1     15,000,000     9.875% due 2/01/2001                          13,948,672       15,168,750
                 BB-     B1     15,000,000     10.75% due 10/01/2002                         14,825,000       15,843,750
                                                                                         --------------   --------------
                                                                                            358,768,353      375,497,363


Restaurants--    CCC+    Caa    10,890,000   Flagstar Corp., 11.375% due 9/15/2003           10,982,500        4,601,025
0.5%             B+      Ba3    27,000,000   Foodmaker, Inc., 9.75% due 11/01/2003           26,216,200       26,662,500
                                                                                         --------------   --------------
                                                                                             37,198,700       31,263,525


Specialty        NR*     NR*    26,526,000   Cumberland Farms Inc., DE,
Retailing--0.7%                                10.50% due 10/01/2003                         25,331,072       25,630,748
                 B+      B1     20,000,000   Specialty Retailers Group, Inc.,
                                               10% due 8/15/2000                             20,000,000       20,900,000
                                                                                         --------------   --------------
                                                                                             45,331,072       46,530,748

Steel--2.0%      BB-     Ba2    25,000,000   A.K. Steel Holding Corp., 9.125% due
                                               12/15/2006                                    25,056,250       25,687,500
                 B+      B1     10,000,000   Ivaco Inc., 11.50% due 9/15/2005                 9,800,000        9,800,000
                 B       B3     25,000,000   Republic Engineered Steel Inc.,
                                               9.875% due 12/15/2001                         24,117,500       23,375,000
                 B+      B2     25,000,000   WCI Steel Inc., 10% due 12/01/2004              25,000,000       25,500,000
                 B       B2     23,000,000   Weirton Steel Inc., 10.75% due 6/01/2005        22,413,750       22,597,500
                 BB-     B1     20,000,000   Wheeling-Pittsburg Steel Corp.,
                                               9.375% due 11/15/2003                         18,670,000       19,850,000
                                                                                         --------------   --------------
                                                                                            125,057,500      126,810,000


Supermarkets--                               Penn Traffic Co.:
1.8%             BB-     B1     10,000,000     8.625% due 12/15/2003                          8,369,260        8,250,000
                 BB-     B1     19,000,000     11.50% due 4/15/2006                          17,086,250       16,815,000
                 B-      B2     21,075,000   Pueblo Xtra International Inc.,
                                               9.50% due 8/01/2003                           19,460,250       19,836,844
                                             Ralph's Grocery Co.:
                 B       B1     20,000,000     10.45% due 6/15/2004                          18,973,820       21,350,000
                 B       B1     10,000,000     10.45% due 6/15/2004                           9,702,500       10,650,000
                 B-      B3     30,000,000   Smith's Food & Drug Centers Inc.,
                                               11.25% due 5/15/2007                          30,065,000       33,300,000
                                                                                         --------------   --------------
                                                                                            103,657,080      110,201,844


Textiles--0.4%   B+      B2     25,000,000   Westpoint Stevens Inc., 9.375% due
                                               12/15/2005                                    25,100,000       25,812,500


Transportation   BB-     Ba2    25,000,000   Eletson Holdings, Inc., 9.25% due
--2.4%                                         11/15/2003                                    24,472,500       25,251,592
                 BB      Ba2    20,000,000   Gearbulk Holdings, Ltd., 11.25% due
                                               12/01/2004                                    20,518,750       22,100,000
                                             Transportacion Maritima Mexicana,
                                               S.A. de C.V.:
                 BB-     Ba2     5,475,000     8.50% due 10/15/2000                           3,175,500        5,317,594
                 BB-     Ba2    20,000,000     9.25% due 5/15/2003                           17,092,750       19,600,000
                 BB      Ba2    15,000,000     (Class A), 10% due 11/15/2006                 14,943,750       15,262,500
                 B-      B3     54,606,000   Transtar Holdings L.P., 12.04% due
                                               12/15/2003 (a)                                39,813,543       43,957,830
                 BB      Ba2    20,000,000   Viking Star Shipping Co., Inc.,
                                               9.625% due 7/15/2003                          20,045,000       21,025,000
                                                                                         --------------   --------------
                                                                                            140,061,793      152,514,516

SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds (concluded)                                                                                High Income Portfolio
Utilities--4.9%                              Beaver Valley Funding Corp.:
                 B+      B1    $ 8,070,000     8.625% due 6/01/2007                      $    7,099,175   $    7,845,008
                 B+      B1     34,469,000     9% due 6/01/2017                              31,081,506       32,917,550
                                             CTC Mansfield Funding Corp.:
                 B+      Ba3    15,950,000     10.25% due 3/30/2003                          15,903,640       16,185,422
                 B+      Ba3    25,000,000     11.125% due 9/30/2016                         26,416,875       26,375,000
                 BB      Ba2    15,000,000   Cleveland Electric Illuminating Co.,
                                               9.50% due 5/15/2005                           14,971,200       15,815,700
                 BB-     Ba3    27,000,000   El Paso Electric Company, 9.40% due
                                               5/01/2011                                     26,990,000       29,025,000
                 BB-     B1     40,000,000   Metrogas S.A., 12% due 8/15/2000                40,031,875       44,000,000
                 NR*     NR*    15,803,838   Sunflower Electric Power Corp.,
                                               8% due 12/31/2016                             10,366,870       12,208,465
                 B+      B1     20,000,000   Texas-New Mexico Power Corp.,
                                               10.75% due 9/15/2003                          20,065,000       21,450,000
                 BBB-    NR*    42,000,000   Trans Gas de Occidente, 9.79% due
                                               11/01/2010                                    42,075,000       43,575,000
                                             Tucson Electric & Power Co.:
                 NR*     NR*    33,847,782     10.21% due 1/01/2009                          32,005,359       32,962,324
                 NR*     NR*    21,526,207     10.732% due 1/01/2013                         20,326,836       21,095,468
                                                                                         --------------   --------------
                                                                                            287,333,336      303,454,937


Waste            B+      B3     20,000,000   Allied Waste North America,
Management--                                   10.25% due 12/01/2006                         20,000,000       21,075,000
0.5%             D       Ca     23,700,000   Mid-American Waste Systems, Inc.,
                                               12.25% due 2/15/2003                          23,667,250        8,769,000
                                                                                         --------------   --------------
                                                                                             43,667,250       29,844,000


                                             Total Investments in Bonds--86.1%            5,234,926,873    5,386,675,250

                                   Shares
                                    Held

Preferred Stocks

Broadcasting &                     421,000   K-III Communications Corp.                      10,562,750       11,314,375
Publishing--0.6%                   148,553   K-III Communications Corp., Series B            14,963,300       14,966,708
                                   125,000   K-III Communications Corp., Series C            12,500,000       12,312,500
                                                                                         --------------   --------------
                                                                                             38,026,050       38,593,583

Broadcasting/Cable--0.2%           111,948   Cablevision Systems Corp., Series M             10,091,070       10,355,190


Communications--0.1%                 7,255   Paxson Communications                            6,865,975        6,855,975


Energy--0.0%                           250   Transamerican Energy                                25,000           29,812


Entertainment--1.4%                 80,730   Time Warner Inc. (Series K)                     80,663,261       87,995,700


Health Services--0.5%               30,000   Fresenius Medical Care                          30,000,000       30,600,000


Independent Power                   29,517   Consolidated Hydro, Inc.                        14,891,917        4,427,550
Producers--0.1%


Paper--0.5%                        295,000   S.D. Warren Co.                                  8,333,750        8,628,750
                                   685,000   S.D. Warren Co., Series B                       20,659,690       25,002,500
                                                                                         --------------   --------------
                                                                                             28,993,440       33,631,250


Steel--0.2%                        550,000   USX Capital LLC                                 13,750,000       13,956,250


Utilities--0.2%                    108,427   El Paso Electric Company                        10,912,223       12,062,504


                                             Total Investments in
                                             Preferred Stocks--3.8%                         234,218,936      238,507,814


SCHEDULE OF INVESTMENTS (continued)
                                   Shares
Industries                          Held                Issue                                  Cost             Value

Common Stocks                                                                                    High Income Portfolio
Broadcasting/                      210,096   Echostar Communications Corp.               $    1,492,461   $    4,700,898
Cable--0.1%


Consumer                           200,369   Culligan Water Technologies Inc.                 1,686,248        8,114,944
Products--0.3%                     200,369   Samsonite Corp.                                  2,398,992        7,701,683
                                                                                         --------------   --------------
                                                                                              4,085,240       15,816,627

Energy--0.0%                        57,237   Mesa Inc.                                          199,648          300,494


Entertainment--0.3%              1,155,994   On Command Corporation                          52,121,914       18,640,403


Food & Beverage--0.2%              147,263   Foodbrands America                               5,771,245        2,024,866
                                   763,000   Seven-Up/RC Bottling Company                    13,403,214        7,773,062
                                                                                         --------------   --------------
                                                                                             19,174,459        9,797,928


Gaming--0.0%                        75,500   Goldriver Hotel & Casino Corporation
                                               (Class B) (b)                                    540,045                0


Hotels--0.0%                         6,539   Buckhead America Corp.                              36,373           42,095


Industrial Services--0.0%           11,400   Thermadyne Industries, Inc.                        165,300          313,500


Industrials--0.0%                    2,888   CS Wireless Systems Inc.                            20,336                6


Supermarkets--0.0%                 120,194   ABCO Markets Inc.                                4,054,875                0
                                   521,389   Grand Union Co.                                 29,475,625        2,574,358
                                                                                         --------------   --------------
                                                                                             33,530,500        2,574,358


                                             Total Investments in Common Stocks--0.9%       111,366,276       52,186,309

Trusts & Warrants


Broadcasting/Cable--0.0%           177,500   American Telecasting Inc. (Warrants) (c)           413,723          421,562
                                    20,000   People's Choice T.V. Corp. (Warrants) (c)          117,784           20,000
                                                                                         --------------   --------------
                                                                                                531,507          441,562


Communications--0.0%                53,472   Comunicacion Celular (Warrants) (c)                109,680          401,040
                                    57,040   Page Mart Inc. (Warrants) (c)                      236,127          299,460
                                                                                         --------------   --------------
                                                                                                345,807          700,500


Energy--0.0%                       407,677   Transamerican Refining Corp.
                                               (Warrants) (c)                                   950,408          917,273

Entertainment--0.1%                379,188   On Command Corporation (Warrants) (c)            3,033,504        3,175,699


Financial Services--0.0%             7,194   Reliance Group Holdings, Inc.
                                               (Warrants) (c)                                         0                0


Gaming--0.0%                         7,550   Goldriver Hotel & Casino Corp.
                                               Liquidating Trust                                192,320           68,514
                                   113,386   Trump Castle Funding, Inc. (Warrants) (c)                0                0
                                                                                         --------------   --------------
                                                                                                192,320           68,514


Independent Power                   18,000   Consolidated Hydro Inc. (Warrants) (c)             390,123          258,750
Producers--0.0%


Paper--0.0%                         60,000   S.D. Warren Co. (Warrants) (c)                     165,310          187,500


                                             Total Investments in
                                             Trusts & Warrants--0.1%                          5,608,979        5,749,798


SCHEDULE OF INVESTMENTS (concluded)
                                    Face
                                   Amount               Issue                                  Cost             Value

Short-Term Securities                                                                            High Income Portfolio
Commercial                     $26,340,000   Deer Park Refining L.P., 5.50%
Paper***--6.9%                                 due 1/13/1997                             $   26,295,734   $   26,295,734
                                41,400,000   Falcon Asset Securitization Corp.,
                                               5.45% due 1/15/1997                           41,318,522       41,318,522
                                88,465,000   General Motors Acceptance Corp.,
                                               7.50% due 1/02/1997                           88,465,000       88,465,000
                                50,000,000   Goldman Sachs Group L.P., 5.42% due
                                               1/21/1997                                     49,856,972       49,856,972
                                15,000,000   IBM Credit Corp., 5.30% due 1/07/1997           14,988,958       14,988,958
                                             International Securitization Corporation:
                                33,410,000     5.34% due 1/17/1997                           33,335,663       33,335,663
                                25,109,000     5.43% due 1/28/1997                           25,010,531       25,010,531
                                25,000,000   National Fleet Funding Corp.,
                                               5.33% due 1/06/1997                           24,985,194       24,985,194
                                             Navistar Financial Corp.:
                                15,000,000     5.75% due 1/10/1997                           14,980,833       14,980,833
                                45,000,000     5.93% due 1/21/1997                           44,859,163       44,859,163
                                             Onyx Corp.:
                                15,000,000     5.85% due 1/10/1997                           14,980,500       14,980,500
                                50,000,000     6.03% due 1/21/1997                           49,840,875       49,840,875
                                                                                         --------------   --------------
                                                                                            428,917,945      428,917,945

US Government &                              Federal Home Loan Mortgage Corp.:
Agency Obligations***--         60,000,000     5.60% due 1/07/1997                           59,953,333       59,953,333
1.7%                            20,000,000     5.36% due 2/20/1997                           19,854,089       19,854,089
                                30,000,000   Federal National Mortgage Association,
                                               5.25% due 1/10/1997                           29,965,000       29,965,000
                                                                                         --------------   --------------
                                                                                            109,772,422      109,772,422


                                             Total Investments in Short-Term
                                             Securities--8.6%                               538,690,367      538,690,367


Total Investments--99.5%                                                                 $6,124,811,431    6,221,809,538
                                                                                         ==============
Other Assets Less Liabilities--0.5%                                                                           32,438,400
                                                                                                          --------------
Net Assets--100.0%                                                                                        $6,254,247,938
                                                                                                          ==============


Net Asset        Class A--Based on net assets of $966,476,186 and 120,695,474
Value:                    shares outstanding                                                              $         8.01
                                                                                                          ==============
                 Class B--Based on net assets of $4,528,633,399 and 565,381,624
                          shares outstanding                                                              $         8.01
                                                                                                          ==============
                 Class C--Based on net assets of $421,573,068 and 52,596,141
                          shares outstanding                                                              $         8.02
                                                                                                          ==============
                 Class D--Based on net assets of $337,565,285 and 42,126,613
                          shares outstanding                                                              $         8.01
                                                                                                          ==============


 ++Subject to principal paydowns.
  *Not Rated.
 **Industry classifications for convertible bonds are:
   (1) Conglomerates; (2) Health Services; (3) Transportation Services ***Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.
(a)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
(b)Each share of Series B Stock contains a right which entitles the Portfolio to purchase a predetermined number of shares of preferred stock. The purchase price and number of shares are subject to adjustment.

(c)Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock/face amount of bonds. The purchase price and number of shares/face amount are subject to adjustment under certain conditions until the expiration date.
(d)Each $1,000 face amount contains one warrant of Australis Media
   Ltd.
(e)Each $1,000 face amount contains one warrant of United International Holdings, Inc.
(f)Each $1,000 face amount contains six warrants of Echostar
   Communications Corp.
(g)Floating Rate Bond.



SCHEDULE OF INVESTMENTS
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds & Notes                                                                               Investment Grade Portfolio
US Government                                United States Treasury Bonds & Notes:
Obligations--    AAA     Aaa   $ 5,000,000     8.875% due 11/15/1997                     $    5,160,938   $    5,134,350
3.7%             AAA     Aaa     5,000,000     9.25% due 8/15/1998                            5,289,844        5,260,150
                 AAA     Aaa     9,000,000     6.375% due 5/15/1999                           8,990,156        9,077,310
                 AAA     Aaa     3,500,000     5.875% due 6/30/2000                           3,502,835        3,473,750
                 AAA     Aaa    16,000,000     6.25% due 8/31/2000                           16,012,734       16,060,000
                 AAA     Aaa     5,250,000     5.875% due 11/30/2001                          5,192,053        5,173,717
                 AAA     Aaa     1,000,000     5.75% due 8/15/2003                              976,719          970,000
                 AAA     Aaa     9,000,000     6.75% due 8/15/2026                            9,201,406        9,067,500
                                                                                         --------------   --------------
                                                                                             54,326,685       54,216,777


Asset-Backed     AAA     Aaa    15,000,000   Advanta Corp., 5.525% due 6/15/2005 (a)         14,995,313       15,009,300
Securities++--   AAA     Aaa    31,255,000   Banc One, Master Trust, (Series B),
5.6%                                           7.55% due 12/15/1999                          31,858,028       31,704,134
                 AAA     Aaa    10,000,000   Citibank Credit Card Master Trust I,
                                               5.62% due 12/10/2008                           9,996,100        9,990,600
                 AAA     Aaa    24,989,764   Fifth Third Auto Grantor Trust,
                                               6.45% due 3/15/2002                           24,980,003       25,091,223
                                                                                         --------------   --------------
                                                                                             81,829,444       81,795,257

Banking--14.9%   AA-     Aa3     2,000,000   Banc One, Dayton, 6.625% due 4/15/2003           2,082,060        1,971,080
                 AA-     Aa3     3,000,000   Banc One, Milwaukee, 6.625% due 4/15/2003        3,123,090        2,980,650
                                             BankAmerica Corp.:
                 A+      A1      4,000,000     6.65% due 5/01/2001                            3,996,120        4,003,560
                 A+      A1      3,000,000     7.125% due 5/12/2005                           3,087,560        3,022,620
                 A       A2      5,000,000     7.125% due 5/01/2006                           4,846,700        5,027,250
                 BBB-    Baa3   22,800,000   Capital One Bank, 6.83% due 5/17/1999           23,064,936       22,915,368
                 A-      A2     10,300,000   Chase Manhattan Bank Corporation,
                                               8.65% due 2/13/1999                           10,805,215       10,780,907
                 A+      A1      7,000,000   Citicorp., 8.80% due 2/01/2000                   7,000,000        7,013,650
                 A+      A1      6,000,000   Fifth Third Bank, 6.75% due 7/15/2005            5,960,400        5,888,940
                                             First Bank System, Inc.:
                 A-      A3     10,000,000     6.375% due 3/15/2001                           9,858,065        9,935,800
                 A-      A3      8,500,000     6.875% due 9/15/2007                           8,421,290        8,343,430
                 A       A2      3,000,000   First Chicago Corp., 9% due 6/15/1999            3,182,940        3,158,370
                 BBB+    A3      8,400,000   First Interstate Bancorp, 9.90% due
                                               11/15/2001                                     9,536,016        9,508,548
                 BBB+    A1     10,500,000   First Union Capital, 7.85% due 1/01/2027        10,481,730       10,481,730
                                             First Union Corp.:
                 A-      A2      9,000,000     6.75% due 1/15/1998                            9,069,660        9,072,090
                 A-      A2      6,350,000     7.50% due 7/15/2006                            6,352,921        6,518,148
                 A-      A3      5,000,000   Golden West Financial Corp., 9.15% due
                                               5/23/1998                                      5,678,700        5,189,650
                 BBB+    A3     14,000,000   HSBC Americas Inc., 7.808% due 12/15/2026       13,838,440       13,525,400
                 AA-     Aa2     4,900,000   JPM Capital Trust, 7.54% due 1/15/2027           4,900,000        4,788,721
                 BBB+    A2      6,000,000   Mellon Capital I, 7.72% due 12/01/2026           6,000,000        5,814,300
                 A       A2      5,000,000   NationsBank Corporation, 7.50%
                                               due 2/15/1997                                  4,995,700        5,009,350
                                             Norwest Corp.:
                 AA-     Aa3    17,000,000     6.25% due 4/15/1999                           16,944,240       17,013,600
                 AA-     Aa3     3,500,000     6.75% due 5/12/2000                            3,494,785        3,539,550
                 A+      A1      3,500,000     6.625% due 3/15/2003                           3,553,235        3,439,275


SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Banking          A+      A1    $10,000,000   Republic Bank of New York Corp.,
(concluded)                                    7.75% due 11/15/2026                      $    9,957,700   $    9,874,900
                 A-      A3      7,500,000   US Bancorp, 6.75% due 10/15/2005                 7,459,650        7,304,850
                 AA+     Aa2     6,000,000   Wachovia Bank of North Carolina,
                                               6.55% due 6/09/1997                            5,995,620        6,025,560
                 BBB     A1     15,300,000   Wells Fargo Capital I, 7.96% due
                                               12/15/2026                                    15,031,281       15,293,421
                                                                                         --------------   --------------
                                                                                            218,718,054      217,440,718

Canadian                                     Province of Quebec (Canada) (1):
Provinces*--     A+      A2      9,535,000     7.50% due 7/15/2002                           10,058,986        9,824,864
2.1%             A+      A2      6,000,000     8.80% due 4/15/2003                            6,774,360        6,603,660
                 A+      A2      4,500,000     13% due 10/01/2013                             5,706,285        5,175,225
                 A+      A2      9,000,000     7.125% due 2/09/2024                           8,673,600        8,643,060
                                                                                         --------------   --------------
                                                                                             31,213,231       30,246,809


Federal          AAA     Aaa     5,500,000   Federal Home Loan Banks, 6.65% due
Agencies--1.4%                                 11/13/2001                                     5,495,703        5,485,370
                 AAA     Aaa    15,000,000   Federal National Mortgage Association,
                                               7.85% due 9/10/2004                           14,817,438       15,351,600
                                                                                         --------------   --------------
                                                                                             20,313,141       20,836,970


Finance--6.3%                                Advanta Corp.:
                 BBB-    Baa2   15,000,000     6.26% due 9/01/1997                           14,991,450       15,009,000
                 BBB-    Baa2    3,000,000     7% due 5/01/2001                               2,974,950        3,006,360
                 A+      A1      1,300,000   American General Finance Corp.,
                                               7.70% due 11/15/1997                           1,322,074        1,317,420
                                             Associates Corp. of North America:
                 AA-     Aa3     6,000,000     8.375% due 1/15/1998                           6,019,320        6,138,840
                 AA-     Aa3     2,000,000     5.25% due 9/01/1998                            1,939,180        1,970,780
                 AA-     Aa3     1,500,000     7.25% due 9/01/1999                            1,481,430        1,532,940
                                             CIT Group Holdings, Inc.:
                 A+      Aa3     8,000,000     5.52% due 5/02/1997 (a)                        8,000,000        7,995,280
                 A+      Aa3    13,000,000     7% due 9/30/1997                              13,118,040       13,108,030
                                             Finova Capital Corp.:
                 A-      Baa1   31,460,000     8.25% due 3/11/1997                           31,956,159       31,596,222
                 A-      Baa1    7,000,000     6.375% due 10/15/2000                          6,972,850        6,952,540
                 AAA     Aaa     3,500,000   General Electric Capital Corp.,
                                               8.125% due 5/15/2012                           3,721,480        3,869,250
                                                                                         --------------   --------------
                                                                                             92,496,933       92,496,662


Finance--                                    Bear Stearns Companies, Inc.:
Other--8.5%      A       A2      2,000,000     6.75% due 5/01/2001                            1,993,680        2,004,740
                 A       A2     11,650,000     6.70% due 8/01/2003                           10,667,430       11,463,484
                 A       A2      3,000,000     8.75% due 3/15/2004                            3,224,430        3,286,080
                                             Dean Witter, Discover & Co.:
                 A       A2      3,500,000     6.75% due 8/15/2000                            3,486,805        3,525,375
                 A       A2      3,000,000     6.30% due 1/15/2006                            2,986,800        2,834,016
                 A       A2      9,500,000     6.75% due 1/01/2016                            9,064,450        8,745,890
                 A+      A2     10,000,000   Equitable Cos. Inc., 9% due 12/15/2004          11,040,500       11,197,000
                 A       A2      7,500,000   Equitable Life Assurance Society of the
                                               US, 7.70% due 12/01/2015                       7,448,310        7,496,850
                 A       Baa1    5,000,000   Lehman Brothers Inc., 7.375% due 8/15/1997       4,993,500        5,032,650
                 BBB+    A3      5,000,000   MBNA Corporation, 5.681% due 9/14/1998 (a)       5,000,000        5,001,980

SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Finance--        A+      A1    $ 7,000,000   Morgan Stanley Group Inc., 5.625% due
Other                                          3/01/1999                                 $    6,985,580   $    6,909,840
(concluded)                                  PaineWebber Group Inc.:
                 BBB+    Baa1   10,000,000     8.875% due 3/15/2005                           9,997,850       10,846,200
                 BBB+    Baa1    1,500,000     7.625% due 2/15/2014                           1,432,470        1,469,280
                                             Smith Barney Holdings, Inc.:
                 A-      A2      7,000,000     6.50% due 10/15/2002                           6,961,080        6,883,940
                 A-      A2      6,000,000     6.875% due 6/15/2005                           5,957,580        5,906,760
                 A       A1      9,900,000   Travelers Capital II, 7.75% due
                                               12/01/2036                                     9,910,430        9,519,444
                                             The Travelers Corp.:
                 A+      A1      9,000,000     9.50% due 3/01/2002                            9,610,100       10,072,710
                 A+      A1     10,800,000     7.875% due 5/15/2025                          10,845,324       11,280,492
                                                                                         --------------   --------------
                                                                                            121,606,319      123,476,731


Financial        A       A2      5,000,000   Ford Motor Credit Co., 8% due 6/15/2002          5,286,350        5,287,150
Services--
Captive--0.4%


Industrial--     AA-     A1      3,000,000   Anheuser-Busch Cos., Inc., 8.75% due
Consumer                                       12/01/1999                                     3,367,590        3,187,500
Goods--3.3%      AA      Aa2     5,000,000   Kimberly-Clark Corporation, 7.875% due
                                               2/01/2023                                      5,084,900        5,205,200
                 BBB     Baa2    9,000,000   Nabisco, Inc., 7.55% due 6/15/2015               8,981,960        8,925,930
                 A       A2      9,500,000   Philip Morris Cos., Inc., 9%
                                               due 1/01/2001                                  9,698,815       10,220,765
                                             RJR Nabisco, Inc.:
                 BBB-    Baa3    4,750,000     6.25% due 1/31/1997                            4,731,000        4,749,620
                 BBB-    Baa3    3,000,000     8.75% due 4/15/2004                            2,912,220        3,027,780
                 BBB-    Baa3   13,000,000     8.75% due 8/15/2005                           12,720,550       13,058,500
                                                                                         --------------   --------------
                                                                                             47,497,035       48,375,295


Industrial--     BBB-    Baa3    5,500,000   Arkla Inc., 8.875% due 7/15/1999                 5,819,675        5,777,420
Energy--2.8%                                 BP America Inc.:
                 AA      Aa3     4,075,000     9.375% due 11/01/2000                          4,488,287        4,484,497
                 AA      Aa3    11,000,000     10% due 7/01/2018                             11,869,080       11,999,570
                 AA-     A1      7,500,000   Consolidated Natural Gas Co., 8.75% due
                                               6/01/1999                                      7,450,660        7,887,750
                 BBB-    Baa3    5,000,000   Noram Energy Corp., 7.50% due 8/01/2000          5,113,400        5,117,100
                 A+      A1      5,500,000   Texaco Capital Inc., 9% due 12/15/1999           6,215,190        5,889,070
                                                                                         --------------   --------------
                                                                                             40,956,292       41,155,407

Industrial--     A-      A3     14,000,000   Chrysler Financial Corp., 10.95% due
Manufacturing--                                8/01/2017                                     16,298,000       15,092,560
8.7%             AA-     Aa3     4,500,000   du Pont (E.I.) de Nemours & Co.,
                                               8.25% due 1/15/2022                            4,676,445        4,733,010
                                             Ford Motor Credit Co.:
                 A+      A1      5,000,000     7% due 9/25/2001                               4,980,100        5,074,550
                 A+      A1      5,000,000     7.50% due 6/15/2004                            5,140,200        5,147,300
                 A+      A1      1,000,000     7.75% due 3/15/2005                              999,090        1,041,450
                                             General Motors Acceptance Corp.:
                 A-      A3      8,000,000     7.60% due 1/20/1998                            7,829,600        8,140,240
                 A-      A3      6,100,000     7.125% due 5/11/1998                           6,168,808        6,192,842
                 A-      A3      4,000,000     6.625% due 9/19/2002                           3,915,080        3,962,040
                 A-      A3      7,000,000     7.125% due 5/01/2003                           6,964,230        7,100,030
                 A-      A3      7,000,000     7.40% due 9/01/2025                            6,943,580        6,922,580


SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's   Face
Industries       Rating  Rating   Amount                Issue                                  Cost             Value

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Industrial--     BBB-    Baa3  $ 8,450,000   James River Corp. of Virginia,
Manufacturing                                  9.25% due 11/15/2021                      $    9,952,861   $    9,854,644
(concluded)                                  Lockheed Martin Corp.:
                 BBB+    A3     10,000,000     6.625% due 6/15/1998                           9,998,700       10,077,100
                 BBB+    A3      8,750,000     6.55% due 5/15/1999                            8,745,800        8,790,863
                 BBB+    A3      5,000,000     6.85% due 5/15/2001                            4,995,950        5,044,500
                 BBB+    A3     11,000,000   Loral Corporation, 8.375% due 6/15/2024         11,056,040       12,177,110
                 BBB+    A3      4,000,000   Martin Marietta Corporation,
                                               7.375% due 4/15/2013                           3,846,440        4,049,320
                                             McDonnell Douglas Financial Corp.:
                 A-      Baa2    9,000,000     8.625% due 4/01/1997                           9,203,220        9,059,130
                 A-      Baa2    5,000,000     6.30% due 10/20/1999                           5,029,550        4,896,200
                                                                                         --------------   --------------
                                                                                            126,743,694      127,355,469

Industrial--     A+      A1     10,000,000   Bass America, Inc., 8.125% due 3/31/2002        10,250,610       10,627,300
Services--15.5%  A       A2     11,000,000   Carnival Cruise Lines, Inc., 7.70% due
                                               7/15/2004                                     11,028,940       11,439,120
                                             Circus Circus Enterprises, Inc.:
                 BBB+    Baa2    6,000,000     6.45% due 2/01/2006                            5,986,860        5,679,960
                 BBB+    Baa2   10,000,000     6.70% due 11/15/2096                           9,977,700        9,835,200
                                             Columbia/HCA Healthcare Corp.:
                 A-      A2      9,000,000     6.87% due 9/15/2003                            9,101,160        9,060,120
                 A-      A2      6,000,000     9% due 12/15/2014                              6,651,540        6,877,920
                 A-      A2      5,000,000     7.05% due 12/01/2027                           4,688,200        4,760,550
                 A-      A2      5,000,000     7.75% due 7/15/2036                            4,961,400        5,097,500
                                             Dillard Department Stores, Inc.:
                 A+      A2      4,000,000     7.375% due 6/15/1999                           4,254,860        4,071,360
                 A+      A2      5,000,000     9.125% due 8/01/2011                           6,054,000        5,775,350
                 A+      A1      2,000,000   Electronic Data Systems Corp.,
                                               6.85% due 5/15/2000                            1,998,420        2,024,442
                 A+      A1      5,000,000   JC Penney & Co., 6.375% due 9/15/2000            4,991,900        4,978,550
                 AAA     Aaa     7,000,000   Johnson & Johnson, 8.72% due 11/01/2024          7,057,420        7,788,760
                                             May Department Stores Co.:
                 A       A2      9,000,000     6.875% due 11/01/2005                          8,972,480        8,953,560
                 A       A2     10,000,000     7.45% due 10/15/2016                          10,306,100       10,088,100
                                             News American Holdings, Inc.:
                 BBB     Baa3    4,000,000     9.125% due 10/15/1999                          4,298,640        4,268,160
                 BBB     Baa3   12,445,000     8.625% due 2/01/2003                          13,585,486       13,366,677
                 BBB     Baa3   10,000,000     7.60% due 10/11/2015                           9,917,800        9,544,800
                                             Royal Caribbean Cruises Ltd.:
                 BBB-    Baa3    2,500,000     8.25% due 4/01/2005                            2,568,775        2,625,375
                 BBB-    Baa3    3,500,000     7.25% due 8/15/2006                            3,372,950        3,446,975
                                             Sears, Roebuck & Co.:
                 A-      A2      5,000,000     9.25% due 4/15/1998                            5,712,125        5,192,650
                 A-      A2      8,785,000     8.45% due 11/01/1998                           9,709,797        9,118,566
                 A-      A2      8,000,000     6.82% due 10/17/2002                           8,016,320        8,010,880
                                             Service Corporation International:
                 BBB+    Baa1    7,000,000     6.75% due 6/01/2001                            6,978,580        6,989,766
                 BBB+    Baa1    9,500,000     7.20% due 6/01/2006                            9,471,215        9,481,665


SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Industrial--                                 Time Warner Entertainment Co.:
Services         BBB-    Baa3  $ 6,000,000     8.875% due 10/01/2012                     $    6,624,540   $    6,558,600
(concluded)      BBB-    Baa3    5,000,000     8.375% due 3/15/2023                           5,281,450        5,069,350
                 AA      A2     14,345,000   Wal-Mart Stores, Inc., 8.50%
                                               due 9/15/2024                                 14,488,240       15,349,867
                                             Walt Disney Co.:
                 A       A2      5,500,000     6.375% due 3/30/2001                           5,500,000        5,474,040
                 A       A2     15,250,000     6.85% due 1/10/2007                           15,239,783       15,239,172
                                                                                         --------------   --------------
                                                                                            227,047,291      226,794,335

Industrial--     BBB     Baa2    9,000,000   Federal Express Corporation,
Transportation--                               9.65% due 6/15/2012                           10,137,590       10,711,710
1.8%                                         Southwest Airlines, Inc.:
                 A-      A3     10,000,000     9.40% due 7/01/2001                           11,326,040       10,870,000
                 A-      A3      2,000,000     8% due 3/01/2005                               1,989,220        2,115,740
                 A-      A3      3,000,000     7.875% due 9/01/2007                           2,983,950        3,098,370
                                                                                         --------------   --------------
                                                                                             26,436,800       26,795,820


Supranational--  AAA     Aaa     3,000,000   Asian Development Bank, 10.75% due
0.9%                                           6/01/1997                                      3,302,730        3,057,510
                 AAA     Aaa     8,000,000   Inter-American Development Bank Co.,
                                               8.875% due 6/01/2009                          10,115,250        9,322,080
                                                                                         --------------   --------------
                                                                                             13,417,980       12,379,590


Utilities--                                  GTE Corp.:
Communications-- BBB+    A3      7,500,000     9.375% due 12/01/2000                          8,235,170        8,241,525
2.1%             BBB+    A3      4,000,000     9.10% due 6/01/2003                            4,242,720        4,461,960
                 BBB+    A3      3,000,000     10.30% due 11/15/2017                          3,285,270        3,247,350
                 AAA     Aaa     7,000,000   Indiana Bell Telephone Co. Inc.,
                                               7.30% due 8/15/2026                            6,988,030        7,103,880
                 A       A2      6,000,000   MCI Communications Corporation,
                                               6.95% due 8/15/2006                            5,980,200        6,036,000
                 AA      Aa3     2,000,000   Southwestern Bell Telecommunications
                                               Corp., 6.125% due 3/01/2000                    2,011,250        1,987,160
                                                                                         --------------   --------------
                                                                                             30,742,640       31,077,875


Utilities--      AA-     Aa2     6,000,000   Duke Power Co., 8% due 11/01/1999                5,964,660        6,247,020
Electric--2.4%   A+      A1      2,000,000   Georgia Power Co., 6.125% due 9/01/1999          1,961,420        1,988,760
                 AA-     A1      5,000,000   Northern States Power Company,
                                               7.125% due 7/01/2025                           5,305,900        4,900,300
                 A-      A3      7,000,000   Public Service Electric & Gas Co.,
                                               7.125% due 11/01/1997                          7,058,870        7,051,170
                 AA-     A1      5,000,000   TECO Energy, Inc., 9.27% due 6/12/2000           5,000,000        5,424,150
                 A       A2      8,500,000   Virginia Electric & Power Co.,
                                               8.625% due 10/01/2024                          8,377,160        9,196,133
                                                                                         --------------   --------------
                                                                                             33,668,010       34,807,533


SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds & Notes (continued)                                                                   Investment Grade Portfolio
Yankee                                       ABN AMRO Bank (2):
Corporates*--    AA-     Aa2   $ 6,000,000     7.55% due 6/28/2006                       $    5,999,160   $    6,212,220
16.2%            AA-     Aa2    11,000,000     7.30% due 12/01/2026                          10,756,900       10,458,800
                 A+      A1      6,000,000   Australia & New Zealand Banking Group
                                               Ltd., 7.55% due 9/15/2006 (2)                  5,990,880        6,176,640
                                             Bangkok Metropolitan Bank Public Company
                                             Limited (2):
                 BBB+    A3      8,885,000     7.25% due 9/15/2005                            8,799,674        8,687,220
                 BBB     A3      6,000,000     8.25% due 3/15/2016                            6,048,720        6,089,760
                 AA-     Aa3     9,500,000   CRA Finance Ltd., 6.50% due 12/01/2003 (2)       9,519,310        9,256,705
                 BBB     Baa1    7,500,000   China International Trust, 9% due
                                               10/15/2006 (2)                                 8,060,850        8,283,450
                 A       A3      4,000,000   China Light & Power Company, Limited,
                                               7.50% due 4/15/2006 (9)                        3,974,520        4,033,280
                 BBB+    Baa1   15,500,000   Crown Cork & Seal Company, Inc.,
                                               6.75% due 12/15/2003 (2)                      15,416,765       15,314,155
                                             Enersis S.A. (9):
                 A-      Baa1    2,500,000     6.90% due 12/01/2006                           2,493,550        2,439,975
                 A-      Baa1    7,000,000     7.40% due 12/01/2016                           6,963,040        6,791,680
                 A-      Baa1    4,000,000     6.60% due 12/01/2026                           3,992,400        3,924,960
                                             Ford Capital B.V. (2):
                 A+      A1     10,000,000     9.875% due 5/15/2002                          10,531,200       11,374,000
                 A+      A1      3,995,000     9.50% due 6/01/2010                            4,430,215        4,744,702
                                             Grand Metropolitan Investment Corp. (2):
                 A+      A2      4,000,000     6.50% due 9/15/1999                            4,000,000        4,002,320
                 A+      A2      9,000,000     8.625% due 8/15/2001                           9,412,690        9,712,710
                 BBB+    A3      6,000,000   HSBC Americas Inc., 7% due 11/01/2006 (2)        5,949,600        5,923,200
                                             Husky Oil Ltd. (9):
                 BBB     Baa3    6,000,000     6.875% due 11/15/2003                          5,984,040        5,956,560
                 BBB     Baa3    3,000,000     7.125% due 11/15/2006                          2,986,590        3,000,120
                 BBB     Baa3    6,000,000     7.55% due 11/15/2016                           5,975,940        6,009,240
                 A-      A3      5,000,000   Israel Electric Corp. Ltd.,
                                               7.25% due 12/15/2006 (9)                       4,990,500        4,995,300
                 AA-     A1     11,000,000   Korea Electric Power Corp., 8% due
                                               7/01/2002 (9)                                 11,572,110       11,606,430
                 A       A3     11,500,000   Mass Transit Railway Corp.,
                                               7.25% due 10/01/2005 (8)                      11,657,700       11,408,805
                 A-      A2      6,250,000   Maybank New York, 7.125% due 9/15/2005 (2)       6,217,937        6,210,375
                 A       A1      2,000,000   Midland Bank PLC, 7.625% due 6/15/2006 (2)       1,995,240        2,070,920
                 BBB+    A3      5,000,000   Petro-Canada, 9.25% due 10/15/2021 (4)           5,300,650        5,965,500
                 A+      A1     12,000,000   Petroliam Nasional BHD,
                                               6.875% due 7/01/2003 (9)                      11,929,530       12,017,160
                 BBB+    A3      5,000,000   Philips Electronics N.V., 7.20% due
                                               6/01/2026 (9)                                  4,988,700        5,068,750
                                             Pohang Iron & Steel Industries
                                               Co., Ltd. (7):
                 A+      A2     12,000,000     7.375% due 5/15/2005                          12,217,645       12,164,520
                 A+      A2     11,000,000     7.125% due 11/01/2006                         10,987,570       10,969,970
                 A+      A1      6,500,000   Telekom Malaysia BHD, 7.125% due
                                               8/01/2005 (9)                                  6,668,405        6,525,480
                 A       A2      9,000,000   WMC (Western Mining Corp.) Finance Ltd.,
                                               7.25% due 11/15/2013 (5)                       9,089,100        8,918,550
                                                                                         --------------   --------------
                                                                                            234,901,131      236,313,457

SCHEDULE OF INVESTMENTS (concluded)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds & Notes (concluded)                                                                   Investment Grade Portfolio
Yankee           AAA     Aaa   $ 4,000,000   Export-Import Bank of Japan, 8.35%
Sovereign*--2.0%                               due 12/01/1999 (3)                        $    4,226,640   $    4,214,120
                 AA-     A1      9,000,000   Korea Development Bank,
                                               6.625% due 11/21/2003 (2)                      9,045,790        8,910,000
                                             Metropolis of Tokyo (Japan) (3):
                 AAA     Aaa     3,550,000     9.25% due 10/11/1998                           4,134,756        3,732,008
                 AAA     Aaa     3,000,000     8.70% due 10/05/1999                           3,469,410        3,184,290
                 AAA     Aaa     4,000,000     9.25% due 11/08/2000                           4,219,660        4,378,520
                 BBB     A3      5,000,000   People's Republic of China,
                                               6.625% due 1/15/2003 (6)                       4,975,800        4,904,150
                                                                                         --------------   --------------
                                                                                             30,072,056       29,323,088


                                             Total Investments in
                                             Bonds & Notes--98.6%                         1,437,273,086    1,440,174,943


Short-Term Securities


Repurchase                       8,120,000   Lehman Brothers Inc., purchased on
Agreements**--0.6%                             12/31/1996 to yield 7.10% to 1/02/1997         8,120,000        8,120,000


                                             Total Investments in
                                             Short-Term Securities--0.6%                      8,120,000        8,120,000


Total Investments--99.2%                                                                 $1,445,393,086    1,448,294,943
                                                                                         ==============
Other Assets Less Liabilities--0.8%                                                                           12,037,284
                                                                                                          --------------
Net Assets--100.0%                                                                                        $1,460,332,227
                                                                                                          ==============


Net Asset        Class A--Based on net assets of $614,101,502 and 54,267,882
Value:                    shares outstanding                                                              $        11.32
                                                                                                          ==============
                 Class B--Based on net assets of $713,333,222 and 63,038,527
                          shares outstanding                                                              $        11.32
                                                                                                          ==============
                 Class C--Based on net assets of $65,671,609 and 5,801,358
                          shares outstanding                                                              $        11.32
                                                                                                          ==============
                 Class D--Based on net assets of $67,225,894 and 5,937,174
                          shares outstanding                                                              $        11.32
                                                                                                          ==============

  *Corresponding industry groups for foreign securities which are denominated in US dollars:
   (1) Government Entity; Guaranteed by the Province.
   (2) Financial Institution.
   (3) Government Entity; Guaranteed by Japan.
   (4) Energy Company; not Guaranteed by Canada.
   (5) Industrial Mining.
   (6) Government Entity.
   (7) Industrial; Metals.
   (8) Transportation.
   (9) Industrial.

 **Repurchase Agreements are fully collateralized by US Government
   Obligations.
(a)Floating Rate Note.


SCHEDULE OF INVESTMENTS
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds & Notes                                                                               Intermediate Term Portfolio
US Government                                United States Treasury Bonds & Notes:
Obligations-     AAA     Aaa   $ 6,000,000     7.75% due 12/31/1999                      $    6,271,875   $    6,275,640
-3.7%            AAA     Aaa     2,000,000     6.25% due 8/31/2000                            2,000,781        2,007,500
                 AAA     Aaa     1,000,000     8% due 5/15/2001                               1,070,000        1,068,590
                 AAA     Aaa     8,000,000     7% due 7/15/2006                               8,525,000        8,311,280
                                                                                         --------------   --------------
                                                                                             17,867,656       17,663,010


Banking--15.3%   A-      A2      3,500,000   Bank of New York Company, Inc. (The),
                                               7.875% due 11/15/2002                          3,873,450        3,685,850
                                             BankAmerica Corp.:
                 A+      A1      5,000,000     6.65% due 5/01/2001                            4,997,250        5,004,450
                 A       A2      4,000,000     7.50% due 10/15/2002                           4,268,880        4,135,240
                 A+      A1      3,000,000     7.125% due 5/12/2005                           2,956,500        3,022,620
                 A+      A1      2,000,000   Citicorp., 8.80% due 2/01/2000                   2,000,000        2,003,900
                 A+      A1      4,000,000   Fifth Third Bank, 6.75% due 7/15/2005            3,973,600        3,925,960
                 A       A2      9,000,000   First Chicago Corp., 9% due 6/15/1999            9,548,820        9,475,110
                 A-      A3      6,000,000   Mellon Financial, 6.875% due 3/01/2003           5,483,220        6,000,720
                 A       A2     11,500,000   NationsBank Corporation, 6.65%
                                               due 4/09/2002                                 11,423,540       11,481,060
                                             Norwest Corp.:
                 AA-     Aa3     7,000,000     6.25% due 4/15/1999                            6,977,040        7,005,600
                 A+      A1      1,000,000     6.625% due 3/15/2003                           1,003,060          982,650
                 A-      A3      2,500,000   US Bancorp, 6.75% due 10/15/2005                 2,486,550        2,434,950
                 AA+     Aa2     5,000,000   Wachovia Corporation, 6% due 3/15/1999           4,890,950        4,986,000
                 BBB     Baa1    9,000,000   Washington Mutual Inc., 7.25%
                                               due 8/15/2005                                  8,930,520        9,020,610
                                                                                         --------------   --------------
                                                                                             72,813,380       73,164,720

Canadian                                     Province of Quebec (Canada) (3):
Provinces*--3.1% A+      A2      9,000,000     7.50% due 7/15/2002                            9,486,070        9,273,600
                 A+      A2      5,000,000     8.80% due 4/15/2003                            5,538,670        5,503,050
                                                                                         --------------   --------------
                                                                                             15,024,740       14,776,650


Federal          AAA     Aaa     4,000,000   Federal Home Loan Bank, 6.65%
Agencies--1.4%                                 due 11/13/2001                                 3,996,875        3,989,360
                 AAA     Aaa     2,500,000   Federal National Mortgage Association,
                                               7.85% due 9/10/2004                            2,496,484        2,558,600
                                                                                         --------------   --------------
                                                                                              6,493,359        6,547,960


Finance--11.6%                               Advanta Corp.:
                 BBB-    Baa2   10,000,000     6.26% due 9/01/1997                            9,994,300       10,006,000
                 BBB-    Baa2   11,000,000     7% due 5/01/2001                              10,980,980       11,023,320
                 AA-     Aa3    10,000,000   Associates Corp. of North America,
                                               7.375% due 8/01/2006                          10,122,100       10,281,300
                 A       A2      5,800,000   Beneficial Corporation, 7.75%
                                               due 11/08/2002                                 6,080,604        6,077,356
                 A+      Aa3     3,000,000   CIT Group Holdings, Inc.,
                                               5.764% due 2/28/1997 (a)                       2,998,020        3,000,150
                                             Finova Capital Corp.:
                 A-      Baa1    7,000,000     6.375% due 10/15/2000                          6,972,980        6,952,540
                 A-      Baa1    4,525,000     9.125% due 2/27/2002                           4,984,876        4,963,970
                                                                                         --------------   --------------
                                                                                             52,133,860       52,304,636


SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds & Notes (continued)                                                                   Intermediate Term Portfolio
Financial        BBB     Baa2  $11,580,000   Alex Brown Inc., 7.625% due 8/15/2005       $   11,797,083   $   11,814,495
Services--                                   Bear Stearns Companies, Inc.:
Other--8.9%      A       A2      2,000,000     6.75% due 5/01/2001                            1,993,680        2,004,740
                 A       A2      3,000,000     8.75% due 3/15/2004                            3,224,430        3,286,080
                 BBB+    Baa1    4,500,000   Comdisco, Inc., 5.75% due 2/15/2001              4,401,675        4,355,955
                 A       A2      6,250,000   Dean Witter, Discover & Co.,
                                               6.75% due 8/15/2000                            6,226,438        6,295,313
                 A+      A1      8,000,000   Morgan Stanley Group, Inc.,
                                               5.625% due 3/01/1999                           7,983,520        7,896,960
                 BBB+    Baa1    4,000,000   PaineWebber Group Inc., 8.875% due
                                               3/15/2005                                      4,025,080        4,338,480
                                             Smith Barney Holdings Inc.:
                 A-      A2      3,000,000     6.625% due 11/15/2003                          2,982,480        2,954,070
                 A-      A2      1,000,000     6.875% due 6/15/2005                             992,930          984,460
                 A+      A1      2,000,000   The Travelers Corp., 9.50% due 3/01/2002         2,168,400        2,238,380
                                                                                         --------------   --------------
                                                                                             45,795,716       46,168,933

Industrial--     AA-     A1      5,481,000   Anheuser-Busch Cos., Inc., 8.75% due
Consumer                                       12/01/1999                                     6,189,909        5,823,562
Goods--4.3%                                  Nabisco, Inc.:
                 BBB     Baa2    5,000,000     6.70% due 6/15/2002                            4,997,050        4,950,300
                 BBB     Baa2    3,000,000     6.85% due 6/15/2005                            2,994,300        2,948,700
                 A       A2      3,500,000   Philip Morris Cos., Inc., 9%
                                               due 1/01/2001                                  3,576,195        3,765,545
                 BBB-    Baa3    3,000,000   RJR Nabisco Holding Corp., 8.75%
                                               due 4/15/2004                                  2,911,320        3,027,780
                                                                                         --------------   --------------
                                                                                             20,668,774       20,515,887


Industrial--     AA-     A1      2,000,000   Consolidated Natural Gas Co.,
Energy--1.3%                                   8.75% due 6/01/1999                            2,125,440        2,103,400
                                             Texaco Capital Inc.:
                 A+      A1      2,000,000     6.875% due 7/15/1999                           1,996,120        2,018,560
                 A+      A1      2,000,000     9% due 12/15/1999                              2,342,460        2,141,480
                                                                                         --------------   --------------
                                                                                              6,464,020        6,263,440


Industrial--     BBB     Baa2    4,000,000   Applied Materials Inc., 6.65% due
Manufacturing--                                9/05/2000                                      4,000,000        4,003,600
7.7%             A+      A1      5,000,000   Ford Motor Credit Co., 7.75% due
                                               3/15/2005                                      4,995,450        5,207,250
                                             General Motors Acceptance Corp.:
                 A-      A3      2,000,000     7.60% due 1/20/1998                            1,957,400        2,035,060
                 A-      A3      5,000,000     7.125% due 5/11/1998                           5,056,400        5,076,100
                 A-      A3      5,000,000     6.625% due 10/01/2002                          4,991,000        4,967,750
                 A-      A3      2,000,000     7.125% due 5/01/2003                           1,989,780        2,028,580
                                             Lockheed Martin Corp.:
                 BBB+    A3      1,000,000     6.625% due 6/15/1998                             999,870        1,007,710
                 BBB+    A3      2,500,000     6.55% due 5/15/1999                            2,498,800        2,511,675
                 BBB+    A3      5,000,000     6.85% due 5/15/2001                            4,995,950        5,044,500
                 A-      Baa2    5,000,000   McDonnell Douglas Corporation,
                                               6.30% due 10/20/1999                           5,029,550        4,896,200
                                                                                         --------------   --------------
                                                                                             36,514,200       36,778,425


SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds & Notes (continued)                                                                   Intermediate Term Portfolio
Industrial--     A+      A1    $ 3,000,000   Bass America, Inc., 6.625% due 3/01/2003    $    2,825,520   $    2,955,690
Services--       A       A2      9,000,000   Carnival Cruise Lines, Inc., 7.70% due
20.0%                                          7/15/2004                                      8,799,420        9,359,280
                 A-      A2      7,000,000   Columbia/HCA Healthcare Corp.,
                                               6.87% due 9/15/2003                            7,043,300        7,046,760
                 A+      A1      3,500,000   Electronic Data Systems Corp.,
                                               6.85% due 5/15/2000                            3,497,235        3,542,773
                 A+      A1      5,000,000   JC Penney & Co., 6.375% due 9/15/2000            4,991,900        4,978,550
                 BBB-    Ba1    10,000,000   La Quinta Inns, Inc., 7.25% due 3/15/2004        9,949,000        9,784,150
                                             News American Holdings, Inc.:
                 BBB     Baa3    4,000,000     8.625% due 2/01/2003                           4,286,440        4,296,240
                 BBB     Baa3   14,500,000     8.50% due 2/15/2005                           14,789,005       15,528,775
                                             Royal Caribbean Cruises Ltd.:
                 BBB-    Baa3    2,500,000     8.25% due 4/01/2005                            2,568,775        2,625,375
                 BBB-    Baa3    1,800,000     7.25% due 8/15/2006                            1,776,006        1,772,730
                                             Sears, Roebuck & Co.:
                 A-      A2      2,500,000     9.25% due 4/15/1998                            2,837,275        2,596,325
                 A-      A2      7,000,000     8.45% due 11/01/1998                           7,762,380        7,265,790
                 A-      A2      5,550,000   Sears Roebuck Acceptance Corp.,
                                               6.22% due 3/25/1999                            5,478,183        5,544,006
                                             Service Corporation International:
                 BBB+    Baa1    1,000,000     6.75% due 6/01/2001                              996,940          998,538
                 BBB+    Baa1    1,500,000     7.20% due 6/01/2006                            1,495,455        1,497,105
                                             Time Warner Entertainment:
                 BBB-    Ba1     5,000,000     7.95% due 2/01/2000                            5,172,300        5,163,450
                 BBB-    Ba1     5,000,000     9.625% due 5/01/2002                           5,586,000        5,578,150
                 A       A2      5,000,000   Walt Disney Co., 6.85% due 1/10/2007             4,996,650        4,996,450
                                                                                         --------------   --------------
                                                                                             94,851,784       95,530,137


Industrial--     BB+     Baa3    4,310,000   AMR Corporation, 9.50% due 7/15/1998             4,606,528        4,499,769
Transportation-- AA      A1      4,000,000   Boeing Co. (The), 6.35% due 6/15/2003            3,599,960        3,936,320
3.4%                                         Southwest Airlines, Inc.:
                 A-      A3      6,500,000     9.40% due 7/01/2001                            7,564,180        7,065,500
                 A-      A3      1,000,000     8% due 3/01/2005                                 994,610        1,057,870
                                                                                         --------------   --------------
                                                                                             16,765,278       16,559,459


Utilities--                                  GTE Corporation:
Communications-- BBB+    A3      1,000,000     9.375% due 12/01/2000                          1,090,310        1,098,870
2.4%             BBB+    A3      2,000,000     9.10% due 6/01/2003                            2,194,920        2,230,980
                 A       A2      6,000,000   MCI Communications Corporation,
                                               6.95% due 8/15/2006                            5,980,200        6,036,000
                 AA      Aa3     2,200,000   Southwestern Bell Capital Corp.,
                                               6.625% due 4/01/2005                           2,108,590        2,176,790
                                                                                         --------------   --------------
                                                                                             11,374,020       11,542,640

SCHEDULE OF INVESTMENTS (continued)
                  S&P    Moody's    Face
Industries       Rating  Rating    Amount               Issue                                  Cost             Value

Bonds & Notes (concluded)                                                                   Intermediate Term Portfolio
Utilities--      A-      A3    $ 4,000,000   Pennsylvania Power & Light Co.,
Electric--                                     5.50% due 4/01/1998                       $    3,991,280   $    3,972,080
0.8%


Yankee           BBB+    A3      5,000,000   Bangkok Metropolitan Bank Public Company
Corporates*--                                  Limited, 7.25% due 9/15/2005 (8)               4,949,950        4,888,700
12.2%            AA-     Aa3     4,000,000   CRA Finance Ltd., 6.50% due 12/01/2003 (8)       4,006,020        3,897,560
                 BBB+    Baa1    6,000,000   Crown Cork & Seal Company, Inc.,
                                               6.75% due 12/15/2003 (8)                       5,967,780        5,928,060
                 AA+     Aa1     9,000,000   Deutsche Bank Financial Inc.,
                                               6.70% due 12/13/2006 (8)                       8,972,190        8,832,240
                 A-      Baa1    1,500,000   Enersis S.A., 6.90% due 12/01/2006               1,496,130        1,463,985
                 A+      A1      2,000,000   Ford Capital B.V., 9.875% due
                                               5/15/2002 (8)                                  2,300,380        2,274,800
                                             Grand Metropolitan Investment Corp. (8):
                 A+      A2      3,000,000     6.50% due 9/15/1999                            3,040,120        3,001,740
                 A+      A2      3,000,000     8.625% due 8/15/2001                           3,069,700        3,237,570
                 BBB+    A3      1,000,000   HSBC Americas Inc., 7% due
                                               11/01/2006 (8)                                   991,600          987,200
                 BBB     Baa3    1,500,000   Husky Oil Ltd., 7.125% due
                                               11/15/2006 (7)                                 1,493,295        1,500,060
                 A-      A3      2,000,000   Israel Electric Corp. Ltd.,
                                               7.25% due 12/15/2006 (7)                       1,996,200        1,998,120
                 A+      A1      2,000,000   Petroliam Nasional BHD,
                                               6.875% due 7/01/2003 (7)                       1,972,960        2,002,860
                 BBB+    A3      5,000,000   Philips Electronics N.V.,
                                               7.75% due 4/15/2004 (7)                        5,430,750        5,180,750
                                             Pohang Iron & Steel Co. (6):
                 A+      A2      1,000,000     7.375% due 5/15/2005                           1,018,160        1,013,710
                 A+      A2      5,000,000     7.125% due 11/01/2006                          4,994,350        4,986,350
                 A+      A1      7,500,000   Telekom Malaysia BHD,
                                               7.125% due 8/01/2005 (7)                       7,712,135        7,529,400
                                                                                         --------------   --------------
                                                                                             59,411,720       58,723,105


Yankee           AA-     A1      2,000,000   Korea Development Bank, 6.625%
Sovereign*--                                   due 11/21/2003 (2)                             2,003,170        1,980,000
1.8%             AAA     Aaa     2,000,000   Metropolis of Tokyo (Japan), 8.70%
                                               due 10/05/1999 (5)                             2,312,940        2,122,860
                                             People's Republic of China (1):
                 BBB     A3      3,000,000     6.625% due 1/15/2003                           2,985,480        2,919,627
                 BBB     A3      1,500,000     7.75% due 7/05/2006                            1,475,865        1,546,485
                                                                                         --------------   --------------
                                                                                              8,777,455        8,568,972

                                             Total Investments in Bonds & Notes--97.9%      468,947,242      469,080,054


SCHEDULE OF INVESTMENTS (concluded)
                                    Face
                                   Amount               Issue                                  Cost             Value

Short-Term Securities                                                                       Intermediate Term Portfolio
Repurchase                     $ 1,840,000   UBS Securities Funding, Inc., purchased
Agreements**--0.4%                             on 12/31/1996 to yield 6.75% to
                                               1/02/1997                                 $    1,840,000   $    1,840,000


                                             Total Investments in
                                             Short-Term Securities--0.4%                      1,840,000        1,840,000


Total Investments--98.3%                                                                 $  470,787,242      470,920,054
                                                                                         ==============
Other Assets Less Liabilities--1.7%                                                                            8,342,513
                                                                                                          --------------
Net Assets--100.0%                                                                                        $  479,262,567
                                                                                                          ==============


Net Asset        Class A--Based on net assets of $217,121,617 and 19,056,454
Value:                    shares outstanding                                                              $        11.39
                                                                                                          ==============
                 Class B--Based on net assets of $213,124,250 and 18,704,914
                          shares outstanding                                                              $        11.39
                                                                                                          ==============
                 Class C--Based on net assets of $9,634,239 and 845,533
                          shares outstanding                                                              $        11.39
                                                                                                          ==============
                 Class D--Based on net assets of $39,382,461 and 3,456,263
                          shares outstanding                                                              $        11.39
                                                                                                          ==============


  *Corresponding industry groups for foreign securities which are denominated in US dollars:
   (1) Government Entity.
   (2) Financial Institution; Government-Owned & Guaranteed.
   (3) Government Entity; Guaranteed by the Province.
   (4) Industrial Mining.
   (5) Government Entity; Guaranteed by Japan.
   (6) Industrial; Metals.
   (7) Industrial.
   (8) Financial Institution.

 **Repurchase Agreements are fully collateralized by US Government
   Obligations.
(a)Floating Rate Note.



OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
N. John Hewitt, Senior Vice President
Donald C. Burke, Vice President
Jay C. Harbeck, Vice President
Vincent T. Lathbury III, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863